As filed with the Securities and Exchange Commission on April 29, 1998
                                             1933 Act File No. 2-38613
                                             1940 Act File No. 811-2031


                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM N-1A

                        REGISTRATION STATEMENT
                                 UNDER
                      THE SECURITIES ACT OF 1933

                    POST-EFFECTIVE AMENDMENT NO. 46


                                  AND

                        REGISTRATION STATEMENT
                                 UNDER
                  THE INVESTMENT COMPANY ACT OF 1940

                           AMENDMENT NO. 31


                          MFS SERIES TRUST V
          (Exact Name of Registrant as Specified in Charter)

           500 Boylston, Street, Boston, Massachusetts 02116
               (Address of Principal Executive Offices)

  Registrant's Telephone Number, Including Area Code: (617) 954-5000
      Stephen E. Cavan, Massachusetts Financial Services Company
           500 Boylston Street, Boston, Massachusetts 02116
                (Name and Address of Agent for Service)

             APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
     It is proposed that this filing will become effective (check appropriate box)


|X| immediately upon filing pursuant to paragraph (b)
|_| on  [date] pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                          MFS SERIES TRUST V




                 MFS INTERNATIONAL OPPORTUNITIES FUND
                MFS INTERNATIONAL STRATEGIC GROWTH FUND
                     MFS INTERNATIONAL VALUE FUND
                         MFS ASIA PACIFIC FUND




                         CROSS REFERENCE SHEET


(Pursuant to Rule 404 showing location in Prospectus and/or Statement of Additional Information of the responses to the Items in Parts A and B of Form N-1A)


                                                                STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION                INFORMATION CAPTION

   1  (a), (b)      Front Cover Page                                  *

   2  (a)           Expense Summary                                   *

      (b), (c)                  *                                     *


   3  (a)           Condensed Financial                               *
                    Information


      (b)                       *                                     *


      (c)           Information Concerning                            *
                    Shares of the Funds -
                    Performance Information

      (d)           Condensed Financial                               *
                    Information

                                                                STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION                INFORMATION CAPTION


   4  (a)           The Funds; Investment                             *
                    Objectives and Policies;
                    Certain Securities and
                    Investment Techniques;
                    Additional Risk Factors


      (b), (c)      Investment Objectives and                         *
                    Policies; Certain Securities
                    and Investment
                    Techniques; Additional
                    Risk Factors


   5  (a)           The Funds; Management of                          *
                    the Funds - Investment
                    Adviser

      (b)           Front Cover Page;                                 *
                    Management of the Funds -
                    Investment Adviser; Back
                    Cover Page

      (c)           Management of the Funds                           *

      (d)           Management of the Funds -                         *
                    Administrator

      (e)           Management of the Funds                           *
                    Shareholder Servicing Agent;
                    Back Cover Page

      (f)           Condensed Financial Information;                  *
                    Expense Summary


      (g)           Investment Objectives and                         *
                    Policies - Portfolio Trading

      (h)                       *                                     *

   5A (a), (b), (c)             **                                    **

                                                                STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION                INFORMATION CAPTION


   6  (a)           Information Concerning                            *
                    Shares of the Funds -
                    Description of Shares,
                    Voting Rights and
                    Liabilities; Information
                    Concerning Shares of
                    the Funds - Redemptions
                    and Repurchases;
                    Information Concerning
                    Shares of the Funds - Purchases


      (b), (c), (d)             *                                     *

      (e)           Shareholder Services                              *


      (f)           Information Concerning                            *
                    Shares of the Funds -
                    Dividends and Capital
                    Gain Distributions;
                    Shareholder Services -
                    Distribution Options

      (g)           Information Concerning                            *
                    Shares of the Funds -
                    Tax Status; Information
                    Concerning Shares of the
                    Funds - Dividends and
                    Capital Gain Distributions


      (h)                       *                                     *


   7  (a)           Front Cover Page; Management                      *
                    of the Funds - Distributor;
                    Back Cover Page

      (b)           Information Concerning                            *
                    Shares of the Funds -
                    Purchases; Net Asset Value

                                                                STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION                INFORMATION CAPTION


      (c)           Information Concerning                            *
                    Shares of the Funds -
                    Purchases; Information
                    Concerning Shares of the
                    Funds - Exchanges

      (d)           Front Cover Page; Information                     *
                    Concerning Shares of the
                    Funds - Purchases;
                    Shareholder Services

      (e)           Information Concerning                            *
                    Shares of the Funds -
                    Distribution Plan; Expense
                    Summary

      (f)           Information Concerning                            *
                    Shares of the Funds -
                    Distribution Plan

      (g)           Expense Summary; Information                      *
                    Concerning Shares of the Funds -
                    Purchases; Information
                    Concerning Shares of the Funds -
                    Exchanges; Information
                    Concerning Shares of the Funds -
                    Redemptions and Repurchases;
                    Information Concerning Shares
                    of the Funds - Distribution Plan;
                    Information Concerning Shares
                    of the Funds -Distributions;
                    Information Concerning Shares
                    of the Funds -Performance
                    Information; Shareholder Services

                                                                 STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION                INFORMATION CAPTION


   8  (a)           Information Concerning                            *
                    Shares of the Funds -
                    Redemptions and
                    Repurchases; Information
                    Concerning Shares of the
                    Funds - Purchases

      (b), (c), (d) Information Concerning                            *
                    Shares of the Funds -
                    Redemptions and Repurchases


   9                            *                                     *

                                                                STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART B       PROSPECTUS CAPTION                INFORMATION CAPTION

   10 (a), (b)                  *                 Front Cover Page

   11                           *                 Front Cover Page



   12               The Funds                     Definitions


   13 (a), (b), (c)             *                 Investment Objectives,
                                                  Policies and Restrictions

      (d)                       *                                     *


   14 (a), (b), (c)             *                 Management of the Funds -
                                                  Trustees and Officers;
                                                  Trustee Compensation
                                                  Table

   15 (a)                       *                                     *


      (b), (c)                  *                 Management of the Funds -
                                                  Trustees and Officers



   16 (a)           Management of the Funds -     Management of the Funds -
                    Investment Adviser            Investment Adviser;
                    Management of the Funds -     Trustees and Officers


      (b)           Management of the Funds -     Management of the Funds -
                    Investment Adviser            Investment Adviser

      (c)                       *                                     *


      (d)                       *                 Management of the Funds;
                                                  Administrator


      (e)                       *                 Portfolio Transactions and
                                                  Brokerage Commissions


      (f)           Information Concerning        Distribution Plan
                    Shares of the Funds -
                    Distribution Plan

                                                                STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART B       PROSPECTUS CAPTION                INFORMATION CAPTION

      (g)                       *                                     *


      (h)                       *                 Management of the Funds -
                                                  Custodian; Independent
                                                  Auditors and Financial
                                                  Statements; Back Cover
                                                  Page

      (i)                       *                 Management of the Funds -
                                                  Shareholder Servicing
                                                  Agent


   17 (a)                       *                 Portfolio Transactions and
                                                  Brokerage Commissions

      (b)                       *                                     *


      (c), (d), (e)             *                 Portfolio Transactions and
                                                  Brokerage Commissions

   18 (a)           Information Concerning        Description of Shares
                    Shares of the Funds -         Voting Rights and
                    Description of Shares,        Liabilities
                    Voting Rights and
                    Liabilities

      (b)                       *                                     *

   19 (a)           Information Concerning        Shareholder Services
                    Shares of the Funds -
                    Purchases; Shareholder
                    Services

                                                                STATEMENT OF
 ITEM NUMBER                                                     ADDITIONAL
FORM N-1A, PART B       PROSPECTUS CAPTION                INFORMATION CAPTION


      (b)           Information Concerning        Management of the Funds -
                    Shares of the Funds -         Principal Underwriter;
                    Net Asset Value;              Determination of Net
                    Information Concerning        Asset Value and
                    Shares of the Funds -         Performance - Net Asset
                    Purchases                     Value


      (c)           Information Concerning Shares                     *
                    of the Funds - Redemptions
                    and Repurchases


   20                           *                 Tax Status


   21 (a)                       *                 Management of the Funds -
                                                  Distributor; Distribution
                                                  Plan

      (b)                       *                 Management of the Funds -
                                                  Distributor; Distribution
                                                  Plan


      (c)                       *                                     *

   22 (a)                       *                                     *


      (b)                       *                 Determination of Net Asset
                                                  Value and Performance
                                                  Information; Appendix A


   23                           *                 Independent Auditors and
                                                  Financial Statements

-----------------------------

*       Not Applicable
**      To be contained in Annual Report

[GRAPHIC OMITTED]                                                    PROSPECTUS

                                                                    MAY 1, 1998


MFS(R) International Opportunities Fund
MFS(R) International Strategic Growth Fund
MFS(R) International Value Fund
MFS(R) Asia Pacific Fund
                                           Class A Shares of Beneficial Interest
(Members of the MFS Family of Funds(R))    Class B Shares of Beneficial Interest
Each a series of MFS Series Trust V        Class C Shares of Beneficial Interest
--------------------------------------------------------------------------------

MFS International Opportunities Fund (the "International Opportunities Fund") -- The investment objective of the International Opportunities Fund is capital appreciation. The Fund will, under normal conditions, invest at least 80% of its total assets in equity securities of companies whose principal activities are outside the U.S. The Fund may invest in foreign companies of any size, including smaller, lesser known companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (foreign emerging growth companies). Such companies generally would be expected to offer superior prospects for growth and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.

MFS International Strategic Growth Fund (the "International Strategic Growth Fund") -- The investment objective of the International Strategic Growth Fund is capital appreciation. The Fund will, under normal conditions, invest at least 80% of its total assets in equity securities of companies whose principal activities are outside the U.S. The Fund may invest in foreign companies of any size but generally invests in established foreign companies which the Adviser believes offer prospects for growth of earnings. The Fund may also invest in equity securities of foreign companies in the developing stages of their life cycle (foreign emerging growth companies).

MFS International Value Fund (the "International Value Fund") -- The investment objective of the International Value Fund is capital appreciation. The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its total assets in equity securities of companies whose principal activities are outside the U.S. The Fund invests in securities that the Adviser believes are undervalued compared to industry norms within their countries, based on an assessment of assets, earnings, cash flow and growth potential. The Fund generally will invest in established foreign companies, many of which pay current dividends.

MFS Asia Pacific Fund (the "Asia Pacific Fund") -- The investment objective of the Asia Pacific Fund is capital appreciation. The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its total assets in equity securities of companies whose principal activities are in Asia or the Pacific Basin. The Fund may invest in securities of issuers located in any country in Asia or the Pacific Basin.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Investors should read this Prospectus and retain it for future reference.

While three classes of shares of each Fund are described in this Prospectus, the Funds do not currently offer Class B and Class C shares. Class A shares are available for purchase at net asset value only by employees of MFS and its affiliates and certain of their family members who are residents of The Commonwealth of Massachusetts, and members of the governing boards of the various funds sponsored by MFS.


Each Fund's investment adviser and distributor are Massachusetts Financial Services Company (the "Adviser" or "MFS") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116. Each Fund is a series of MFS Series Trust V (the "Trust"). This Prospectus sets forth concisely the information concerning each Fund and the Trust that a prospective investor ought to know before investing. The Trust, on behalf of each Fund, has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information ("SAI"), dated May 1, 1998, as amended or supplemented from time to time, which contains more detailed information about the Trust and each Fund. The SAI is incorporated into this Prospectus by reference. See page 29 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number).

TABLE OF CONTENTS


                                                                          Page
           1.   Expense Summary........................................     1


           2.   Condensed Financial Highlights.........................     4

           3.   The Funds..............................................     5

           4.   Investment Objectives and Policies.....................     6
                International Opportunities Fund.......................     6
                International Strategic Growth Fund....................     6
                International Value Fund...............................     6
                Asia Pacific Fund......................................     7

           5.   Certain Securities and Investment Techniques...........     7

           6.   Additional Risk Factors................................    12

           7.   Management of the Funds................................    15

           8.   Information Concerning Shares of the Funds.............    16
                  Purchases............................................    16
                  Exchanges............................................    21
                  Redemptions and Repurchases..........................    21
                  Distribution Plan....................................    23
                  Distributions........................................    25
                  Tax Status...........................................    25
                  Net Asset Value......................................    25
                  Expenses ............................................    26
                  Description of Shares, Voting Rights and Liabilities.    26
                  Performance Information..............................    27

           9.   Shareholder Services...................................    27


Appendix A - Waivers of Sales Charges..................................    A-1

Appendix B - Description of Bond Ratings...............................    B-1

1.       EXPENSE SUMMARY

         Shareholder Transaction Expenses:                                  Class A          Class B        Class C
                  Maximum Initial Sales Charge Imposed on Purchases of
                      Fund Shares (as a percentage of offering price)       4.75%            0.00%          0.00%
                  Maximum Contingent Deferred Sales Charge (as a
                      percentage of original purchase price or redemption
                      proceeds, as applicable)                              See Below(1)     4.00%          1.00%

         Annual Operating Expenses (as a percentage of average daily net assets):

                                                      CLASS A SHARES

                                           International     International      International     Asia
                                           Opportunities    Strategic Growth       Value         Pacific
                                             Fund              Fund                Fund           Fund
Management Fees (after fee
   reduction)(2)......................        0.00%           0.00%               0.00%          0.00%
Rule 12b-1 Fees (after fee
   reduction)(3)......................        0.00%           0.00%               0.00%          0.00%

Other Expenses(5)(8)..................        1.75%(6)        1.75%(6)            1.75%(6)       1.34%
                                              -----           -----               -----          -----

Total Operating Expenses

   (after fee reduction)(7)...........        1.75%           1.75%               1.75%          1.34%



                                                      CLASS B SHARES

                                           International     International      International     Asia
                                           Opportunities    Strategic Growth       Value         Pacific
                                             Fund              Fund                Fund           Fund
Management Fees (after fee
   reduction)(2)......................        0.00%           0.00%               0.00%          0.00%
Rule 12b-1 Fees(4)....................        1.00%           1.00%               1.00%          1.00%

Other Expenses(5)(8)..................        1.75%(6)        1.75%(6)            1.75%(6)       1.34%
                                              -----           -----               -----          -----

Total Operating Expenses

   (after fee reduction)(7)...........        2.75%           2.75%               2.75%          2.34%



                                                      CLASS C SHARES

                                           International     International      International     Asia
                                           Opportunities    Strategic Growth       Value         Pacific
                                             Fund              Fund                Fund           Fund
Management Fees (after fee
   reduction)(2)......................        0.00%           0.00%               0.00%          0.00%
Rule 12b-1 Fees(4)....................        1.00%           1.00%               1.00%          1.00%

Other Expenses(5)(8)..................        1.75%(6)        1.75%(6)            1.75%(6)       1.34%
                                              -----           -----               -----          -----

Total Operating Expenses

   (after fee reduction)(7)...........        2.75%           2.75%               2.75%          2.34%


-----------------------
(1) Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases (see "Purchases").

(2) The Adviser intends during the Funds' current fiscal year to waive its right to receive management fees from each Fund. Absent these waivers, "Management Fees" would be as follows:

                    International         International         International              Asia
                    Opportunities        Strategic Growth           Value                Pacific
                         Fund                  Fund                  Fund                  Fund

                        0.975%                0.975%                0.975%                1.00%

(3) Each Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.50% per annum of the average daily net assets attributable to Class A shares. Distribution and service fees under the Distribution Plan are currently being waived on a voluntary basis and, while they may be imposed at the discretion of MFD at any time, MFD currently intends to waive these fees during the Funds' current fiscal year. Distribution expenses paid under the Distribution Plan, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Distribution Plan" below.

(4) Each Fund's Distribution Plan provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 1.00% per annum of the average daily net assets attributable to Class B shares and Class C shares, respectively. Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Distribution Plan" below.

(5) "Other Expenses" for each Fund are based on estimates of payments to be made during each Fund's current fiscal year.



(6) The Adviser has agreed to bear the expenses of the International Opportunities Fund, the International Strategic Growth Fund and the International Value Fund, subject to reimbursement by each such Fund, such that "Other Expenses" do not exceed 1.75% per annum of each such Fund's average daily net assets during the current fiscal year. See "Information Concerning Shares of the Funds - Expenses" below. Otherwise, "Other Expenses" would be 2.89% for each class of the International Opportunities Fund, 2.85% for each class of the International Strategic Growth Fund and 3.01% for each class of the International Value Fund.

(7) Absent any expense reductions, "Total Operating Expenses," expressed as a percentage of average daily net assets, would be as follows:

                                        International       International        International            Asia
                                        Opportunities      Strategic Growth          Value              Pacific
                                            Fund                 Fund                Fund                 Fund


                        Class A             4.36%               4.32%                4.48%               2.84%
                        Class B             4.86%               4.82%                4.98%               3.34%
                        Class C             4.86%               4.82%                4.98%               3.34%

(8) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                                     EXAMPLE OF EXPENSES

An investor would pay the following dollar amounts of expenses on a $1,000 investment in each Fund, assuming (a) a 5% annual return and, unless otherwise noted, (b) redemption at the end of each of the time periods indicated:

                                                      CLASS A SHARES

                          International            International           International            Asia
                         Opportunities            Strategic Growth            Value                 Pacific
         Period              Fund                     Fund                    Fund                  Fund


         1 year             $ 64                      $ 64                    $ 64                    $61
         3 years             100                       100                     100                     88


                                                      CLASS B SHARES
                                                   (ASSUMES REDEMPTION)

                          International            International           International            Asia
                         Opportunities            Strategic Growth            Value                 Pacific
         Period              Fund                     Fund                    Fund                  Fund


         1 year             $ 68                      $ 68                    $ 68                   $ 64
         3 years             115                       115                     115                    103


                                                      CLASS B SHARES
                                                 (ASSUMES NO REDEMPTION)

                          International            International           International            Asia
                         Opportunities            Strategic Growth            Value                 Pacific
         Period              Fund                     Fund                    Fund                  Fund


         1 year             $ 28                       $28                     $28                    $24
         3 years              85                        85                      85                     73


                                                      CLASS C SHARES
                                                   (ASSUMES REDEMPTION)

                          International            International           International            Asia
                         Opportunities            Strategic Growth            Value                 Pacific
         Period              Fund                     Fund                    Fund                  Fund


         1 year              $38                       $38                     $38                    $34
         3 years              85                        85                      85                     73


                                                      CLASS C SHARES
                                                 (ASSUMES NO REDEMPTION)

                          International            International           International            Asia
                         Opportunities            Strategic Growth            Value                 Pacific
         Period              Fund                     Fund                    Fund                  Fund


         1 year              $28                       $28                     $28                    $24
         3 years              85                        85                      85                     73


The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of each Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."

The "Example" set forth above should not be considered a representation of past or future expenses of a Fund; actual expenses may be greater or less than those shown.


2.       CONDENSED FINANCIAL INFORMATION

The following  information is unaudited and should be read in  conjunction  with
the  financial   statements   included  in  the  Funds'   Semiannual  Report  to
shareholders which are incorporated by reference into the SAI.

                                                                              International
                                                             International       Strategic    International
                                                            Opportunities        Growth          Value
                                                                Fund              Fund           Fund

Period Ended March 31, 1998*                                   Class A           Class A        Class A

Per share data (for a share outstanding throughout the period):

Net asset value - beginning of period                          $10.00            $10.00          $10.00
                                                               ------            ------          ------
Income from investment operations# --
   Net investment income (loss)ss.                             $(0.01)           $(0.01)        $  0.03
   Net realized and unrealized gain on
   investments and foreign currency transactions                 1.15              1.45            1.54
                                                                 ----              ----            ----
     Total from investment operations                          $ 1.14            $ 1.44         $  1.57
                                                               ------            ------         -------
Net asset value - end of period                                $11.14            $11.44          $11.57
                                                               ------            ------          ------
Total return                                                  11.40%++          14.40%++        15.70%++
Ratios (to average net assets)/Supplemental datass.:
          Expenses                                               1.75%+            1.75%+          1.75%+
          Net investment income (loss)                          (0.24)+           (0.24)%+         0.55%+
Portfolio turnover                                                  74%              33%              25%
Average commission rate                                         $0.0127           $0.0256         $0.0286
Net assets at end of period (000 omitted)                          $714              $435          $1,111


* For the period from the commencement of investment operations, October 9, 1997, through March 31, 1998.
+    Annualized.
++   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. Subject to reimbursement by the Funds, the investment adviser agreed to maintain the expenses of the Funds at not more than 1.75% of the Funds' average daily net assets. The investment adviser and distributor did not impose any of their fees for the period indicated. If the fees had been incurred by the Funds and/or if actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

          Net investment loss                                  $(0.15)           $(0.13)         $(0.10)
          Ratios (to average net assets):
               Expenses##                                        4.36%+            4.32%+          4.48%+
               Net investment loss                              (2.85)%+          (2.81)%+        (2.18)%+


                                                               Asia
                                                              Pacific
                                                               Fund

Period Ended March 31, 1998*                                   Class A

Per share data (for a share outstanding throughout the period):

Net asset value - beginning of period                          $10.00
Income from investment operations# --
   Net investment incomess.                                   $  0.03
   Net realized and unrealized loss on
   investments and foreign currency transactions                (1.26)
                                                                 -----
     Total from investment operations                         $ (1.23)
                                                              --------
Less distributions declared to shareholders from
   net investment income                                      $ (0.02)
                                                              --------
Net asset value - end of period                               $  8.75
                                                              -------
Total return                                                   (12.26)%++
Ratios (to average net assets)/Supplemental datass.:
          Expenses##                                             1.34%+
          Net investment income                                  0.64%+
Portfolio turnover                                                  21%
Average commission rate                                         $0.0157
Net assets at end of period (000 omitted)                       $ 1,803

* For the period from the commencement of investment operations, October 9, 1997, through March 31, 1998.
+    Annualized.
++   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. The investment adviser and distributor did not impose any of their fees for the period indicated. If the fees had been incurred by the Fund, the net investment loss per share and the ratios would have been:

          Net investment loss $(0.01) Ratios (to average net assets):
               Expenses##                                        2.84%+
               Net investment loss                              (0.86)%+


3.       THE FUNDS

Each Fund is a series of the Trust, an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts in 1984. Each Fund is a diversified fund. The Trust presently consists of six series, two of which are offered for sale pursuant to separate prospectuses, and each of which represents a portfolio with separate investment objectives and policies. Shares of each Fund are sold continuously to the public and each Fund then uses the proceeds to buy securities for its portfolio. While each Fund has three classes of shares designed for sale generally to the public, Class A shares are the only class presently available for sale. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a CDSC of 1.00% upon redemption during the first year in the case of certain purchases of $1 million or more and certain purchases by retirement plans) and are subject to an annual distribution fee and service fee up to a maximum of 0.50% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class C shares do not convert to any other class of shares of a Fund. In addition, the Funds offer an additional class of shares, Class I shares, exclusively to certain institutional investors. Class I shares are made available by means of a separate Prospectus supplement provided to institutional investors eligible to purchase Class I shares and are offered at net asset value without an initial sales charge or CDSC upon redemption and without an annual distribution and service fee.

The Trust's Board of Trustees provides broad supervision over the affairs of each Fund. MFS is each Fund's investment adviser and is responsible for the management of each Fund's assets. The officers of the Trust are responsible for its operations. The Adviser manages each Fund's portfolio from day to day in accordance with each Fund's investment objective and policies. A majority of the Trustees are not affiliated with the Adviser. The selection of investments and the way they are managed depend on the conditions and trends in the economies of the various countries of the world, their financial markets and the relationship of their currencies to the U.S. dollar. The Trust also offers to buy back (redeem) shares of each Fund from shareholders at any time at net asset value, less any applicable CDSC.



4.       INVESTMENT OBJECTIVES AND POLICIES


Each Fund has an investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Funds can be expected to affect the market and financial risk to which each Fund is subject and the performance of each Fund. The investment objective and polices of each Fund, unless otherwise specifically stated, may be changed by the Trustees of the Trust without a vote of the shareholders. A change in a Fund's objective may result in the Fund having an investment objective different from the objective which shareholders considered appropriate at the time of investment in the Fund. Any investment involves risk and there is no assurance that the investment objective of any Fund will be achieved.

INTERNATIONAL OPPORTUNITIES FUND - The International Opportunities Fund's investment objective is capital appreciation.

The Fund will, under normal conditions, invest at least 80% of its total assets in equity securities of companies whose principal activities are outside the U.S. The Fund may invest in foreign companies of any size, including smaller, lesser known companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (foreign emerging growth companies). Such companies generally would be expected to offer superior prospects for growth and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.

The Fund may invest up to 35% of its net assets in securities of issuers whose principal activities are located in emerging market countries. The Fund may also invest up to 10% of its net assets in fixed income securities (including Brady Bonds). The Fund may engage in short sales of securities which the Adviser expects to decline in price.

The Fund may engage in certain investment techniques, as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described under the caption "Additional Risk Factors" below.

INTERNATIONAL STRATEGIC GROWTH FUND - The International Strategic Growth Fund's investment objective is capital appreciation.

The Fund will, under normal conditions, invest at least 80% of its total assets in equity securities of companies whose principal activities are outside the U.S. The Fund may invest in foreign companies of any size but generally invests in established foreign companies which the Adviser believes offer prospects for growth of earnings. The Fund may also invest in equity securities of foreign companies in the developing stages of their life cycle (foreign emerging growth companies).

The Fund may invest up to 25% of its net assets in securities of issuers whose principal activities are located in emerging market countries. The Fund may also invest up to 10% of its net assets in fixed income securities (including Brady Bonds).

The Fund may engage in certain investment techniques, as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described under the caption "Additional Risk Factors" below.

INTERNATIONAL VALUE FUND - The International Value Fund's investment objective is capital appreciation.

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its total assets in equity securities of companies whose principal activities are outside the U.S. The Fund invests in securities that the Adviser believes are undervalued compared to industry norms within their countries, based on an assessment of assets, earnings, cash flow and growth potential. The Fund generally will invest in established foreign companies, many of which pay current dividends.



The Fund may invest up to 10% of its net assets in securities of issuers whose principal activities are located in emerging market countries. The Fund may also invest up to 25% of its net assets in fixed income securities (including Brady Bonds), including up to 10% of its net assets in fixed income securities rated BB or lower by Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or if unrated, determined to be of equivalent quality by the Adviser.

The Fund may engage in certain investment techniques, as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described under the caption "Additional Risk Factors" below.

ASIA PACIFIC FUND - The Asia Pacific Fund's investment objective is capital appreciation.

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its total assets in equity securities of companies whose principal activities are in Asia or the Pacific Basin. The Fund may invest in securities of issuers located in any country in Asia or the Pacific Basin. Such countries may include Australia, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, the Peoples Republic of China, the Philippines, Singapore, South Korea, Taiwan and Thailand. Many of these countries have less developed economies and securities markets (emerging market countries). Although the amount of the Fund's assets invested in emerging market countries will vary over time, the Fund may invest all of its assets in emerging markets securities.

The Fund may invest in companies of any size whose earnings are believed to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Fund may invest in lesser known companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (foreign emerging growth companies).



The Fund may invest up to 10% of its net assets in fixed income securities (including Brady Bonds), all of which may be rated BB or lower by S&P, Fitch or Duff & Phelps or Ba or lower by Moody's, or if unrated, determined to be of equivalent quality by the Adviser. The Fund may engage in short sales of securities which the Adviser expects to decline in price.



The Fund may engage in certain investment techniques, as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described under the caption "Additional Risk Factors" below.

                      --------------------------------

In determining where an issuer's principal activities are located, the Adviser considers such factors as its country of organization, the principal trading market for its securities and the source of its revenues and location of its assets. The issuer's principal activities are deemed to be located in a particular country or region if the issuer (a) is organized under the laws of, and maintains a principal office in, that country or region, (b) has its principal securities trading market in that country or region, (c) derives 50% or more of its total revenues from goods sold or services performed in that country or region, or (d) has 50% or more of its assets in that country or region.



5.       CERTAIN SECURITIES AND INVESTMENT TECHNIQUES



The securities and investment techniques described below are applicable to all or certain of the Funds, as specified. Additional information about certain of these securities and investment techniques can be found under the caption "Investment Objectives, Policies and Restrictions - Investment Techniques" in the SAI and "Additional Risk Factors" below.

         Equity Securities: Each Fund may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

         Foreign Emerging Growth Securities: Each Fund may invest in securities of foreign emerging growth companies, including established foreign companies, whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment or which otherwise represent opportunities for long-term growth. It is anticipated that these companies will primarily be in nations with more developed securities markets, such as Japan, Australia, Canada, New Zealand, Hong Kong and most Western European countries, including Great Britain.



         Emerging Markets Securities: Each Fund may invest in securities of issuers whose principal activities are located in emerging market countries (which may include foreign governments and their subdivisions, agencies or instrumentalities). Emerging markets include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities, the source of its revenues and location of its assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.

         Fixed Income Securities: Fixed income securities in which each Fund may invest include bonds, debentures, mortgage securities, notes, bills, commercial paper, U.S. Government Securities and certificates of deposit, as well as debt obligations which may have a call on common stock by means of attached warrants.

         Depository Receipts: Each Fund may invest in American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and other types of depository receipts. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. GDRs and other types of depository receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, ADRs are in registered form and are designed for use in U.S. securities markets and GDRs are in bearer form and are designed for use in foreign securities markets. For the purposes of a Fund's policy to invest a certain percentage of its assets in foreign securities, the investments of a Fund in ADRs, GDRs and other types of depository receipts are deemed to be investments in the underlying securities.

         Privatizations: The governments in some countries, including emerging market countries, have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). Each Fund may invest in privatizations. In certain countries, the ability of foreign entities to participate in privatizations may be limited by local law and the terms on which the foreign entities may be permitted to participate may be less advantageous than those afforded local investors.



         Brady Bonds: Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.



         Investment in Other Investment Companies: Each Fund may invest in other investment companies to the extent permitted by the 1940 Act and applicable state securities laws (i) as a means by which the Fund may invest in securities of certain countries which do not otherwise permit investment, (ii) as a means to purchase thinly traded securities of emerging market companies, or (iii) when the Adviser believes such investments may be more advantageous to the Fund than a direct market purchase of securities. If a Fund invests in such investment companies, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser) but also will indirectly bear similar expenses of the underlying investment companies.

         U.S. Government Securities: Each Fund for temporary defensive purposes, as discussed below, may invest in U.S. Government securities, including: (1) the following U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association (collectively, "U.S. Government Securities"). The term "U.S. Government Securities" also includes interests in trusts or other entities issuing interests in obligations that are backed by the full faith and credit of the U.S. Government or are issued or
guaranteed   by   the   U.S.   Government,   its   agencies,    authorities   or
instrumentalities.

         Investments for Temporary Defensive Purposes: During periods of unusual conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a large portion or all of the assets of a Fund may be invested in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

         Repurchase Agreements: Each Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, a Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). Each Fund has adopted certain procedures intended to minimize the risks of such transactions.



         Restricted Securities: Each Fund may purchase securities that are not registered under the Securities Act of 1933 (the "1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). A determination is made based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to a Fund's limitation on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, retains oversight of the liquidity determinations, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A Securities could have the effect of decreasing the level of liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Fund's portfolio. Subject to each Fund's 15% limitation on investments in illiquid investments, a Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, a Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.



         Lending of Portfolio Securities: Each Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange (the "Exchange") and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, irrevocable letters of credit or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Adviser determines to lend portfolio securities, it is intended that the value of the securities loaned would not exceed 30% of the value of the net assets of the Fund making the loans.



         "When Issued" Securities: Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities will be delivered to a Fund at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. In general, a Fund does not pay for such securities until received, and does not start earning interest on the securities until the contractual settlement date. While awaiting delivery of securities purchased on such bases, a Fund will normally invest in liquid assets. Although a Fund does not intend to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases.



         Indexed Securities: Each Fund may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) and/or interest rates rise or fall according to changes in value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the investment.

         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds: Each Fund may invest in zero coupon bonds, deferred interest bonds and payment-in-kind ("PIK") bonds. Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

         Swaps and Related Transactions: As one way of managing its exposure to different types of investments, each Fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by a Fund with another party of cash payments based upon different interest rate indices, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, a Fund might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a notional principal amount determined by the parties.

         Each Fund may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

         Swap agreements could be used to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

         Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed, or no investment of cash. As a result, swaps can be highly volatile and may have a considerable impact on a Fund 's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

         Options on Securities: Each Fund may write (sell) covered put and call options and purchase put and call options on securities. Each Fund will write options on securities for the purpose of increasing its return and/or to protect the value of its portfolio. In particular, where a Fund writes an option that expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option which will increase its gross income and will offset in part the reduced value of the portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. However, the writing of options constitutes only a partial hedge up to the amount of the premium, less any transaction costs. In contrast, however, if the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium. Each Fund may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

         By writing a call option on a security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security, since the holder will usually exercise the call option when the market value of the underlying security exceeds the exercise price of the call. However, the Fund retains the risk of depreciation in value of securities on which it has written call options.

         Each Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that a Fund wants to purchase at a later date. In the event that the expected market fluctuations occur, a Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

         In certain instances, a Fund may enter into options on Treasury securities that are "reset" options or "adjustable strike" options. These options provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of the option.

         Options on Stock Indices: Each Fund may write (sell) covered call and put options and purchase call and put options on stock indices. Each Fund may write options on stock indices for the purpose of increasing its gross income and to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired. When a Fund writes an option on a stock index, and the value of the index moves adversely to the holder's position, the option will not be exercised, and the Fund will either close out the option at a profit or allow it to expire unexercised. A Fund will thereby retain the amount of the premium, less related transaction costs, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by a Fund for the writing of the option, less related transaction costs. In addition, if the value of an underlying index moves adversely to a Fund's option position, the option may be exercised, and the Fund will experience a loss which may only be partially offset by the amount of the premium received.

         Each Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

         "Yield Curve" Options: Each Fund may enter into options on the yield "spread," or yield differential, between two securities, a transaction referred to as a "yield curve" option, for hedging and non-hedging (an effort to increase current income) purposes. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities rather than the actual prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. Yield curve options written by a Fund will be covered as described in the SAI. The trading of yield curve options is subject to all the risks associated with trading other types of options, as discussed below under "Additional Risk Factors" and in the SAI. In addition, such options present risks of loss even if the yield on one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

         Options on Foreign Currencies: Each Fund may also purchase and write options on foreign currencies ("Options on Foreign Currencies") for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. As in the case of other types of options, however, the writing of an Option on Foreign Currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund may be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an Option on Foreign Currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium paid for the option plus related transaction costs. A Fund may also choose, or be required to receive delivery of the foreign currencies underlying Options on Foreign Currencies into which it has entered. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, a Fund may hold such currencies for an indefinite period of time.

         Futures Contracts and Options on Futures Contracts: Each Fund may purchase and sell futures contracts ("Futures Contracts") on stock indices, and may purchase and sell Futures Contracts on foreign currencies or indices of foreign currencies and on fixed income securities or indices of such securities. Each Fund may also purchase and write options on such Futures Contracts. All above-referenced options on Futures Contracts are referred to as "Options on Futures Contracts."

         Such transactions will be entered into for hedging purposes or for non-hedging purposes to the extent permitted by applicable law. Each Fund will incur brokerage fees when it purchases and sells Futures Contracts, and will be required to maintain margin deposits. In addition, Futures Contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Funds, if its investment judgment about the general direction of exchange rates or the stock market is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract and the Fund may realize a loss.
         Purchases of Options on Futures Contracts may present less risk in hedging a Fund's portfolio than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs, although it may be necessary to exercise the option to realize any profit, which results in the establishment of a futures position. The writing of Options on Futures Contracts, however, does not present less risk than the trading of Futures Contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, a Fund may suffer a loss on the transaction.

         Futures Contracts and Options on Futures Contracts that are entered into by a Fund will be traded on U.S. and foreign exchanges.

         Forward Contracts: Each Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date at a price set at the time of the contract ("Forward Contracts"). Each Fund may enter into Forward Contracts for hedging purposes and for non-hedging purposes of increasing the Fund's current income. By entering into transactions in Forward Contracts for hedging purposes, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, Forward Contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges. A Fund may choose to, or be required to, receive delivery of the foreign currencies underlying Forward Contracts it has entered into. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, a Fund may hold such currencies for an indefinite period of time. A Fund may also enter into a Forward Contract on one currency to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Each Fund has established procedures consistent with statements of the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts.



         Short Sales: If the International Opportunities Fund or the Asia Pacific Fund anticipate that the price of a security will decline, they may sell the security short and borrow the same type of security from a broker or other institution to complete the sale. Such Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested. Each such Fund's short sales must be fully collateralized. A Fund will not sell short securities whose underlying value, minus any amounts pledged by a Fund as collateral (which does not include proceeds from the short sale), exceeds 35% of its net assets.

6.       ADDITIONAL RISK FACTORS



The following discussion of additional risk factors supplements the risk factors described above. Additional information concerning risk factors can be found under the caption "Investment Objectives, Policies and Restrictions Certain Securities and Investment Techniques" in the SAI.

         Foreign Securities: Each Fund may invest in dollar denominated and non-dollar denominated foreign securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, securities settlement practices, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. Each Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. Each Fund may also hold foreign currency in anticipation of purchasing foreign securities.

         Foreign Emerging Growth Companies: Investing in emerging growth companies involves greater risk than is customarily associated with investing in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. The securities of emerging growth companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Similarly, many of the securities offering the capital appreciation sought by the Funds will involve a higher degree of risk than would established growth stocks.

         Emerging Market Securities: Each Fund may invest in emerging markets. In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. These securities may be considered speculative and, while generally offering higher income and the potential for capital appreciation, may present significantly greater risk. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security, a decrease in the level of liquidity in the Fund's portfolio, or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic movements in price.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

         Allocation Among Emerging Markets: Each Fund may allocate all or a portion of its investments in emerging market securities among the emerging markets of Latin America, Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe. Each Fund will allocate its investments among these emerging markets in accordance with the Adviser's determination as to the allocation most appropriate with respect to the Fund's investment objective and policies. The Asia Pacific Fund expects to invest substantially all of its assets in developed and emerging market countries in a single region, the Asia and Pacific Basin region. Each other Fund may invest its assets allocated to investment in emerging markets without limitation in any particular region, and, in accordance with the Adviser's investment discretion, at times may invest all of its assets allocated to investment in emerging markets in securities of emerging market issuers located in a single region (e.g., Latin America). To the extent that the Asia Pacific Fund's or any other Fund's investments are concentrated in one or a few emerging market regions, the Fund's investment performance correspondingly will be more dependent upon the economic, political and social conditions and changes in those regions. The ability of a Fund, other than the Asia Pacific Fund, to allocate its investments among emerging market regions without restriction may have the effect of increasing the volatility of the Fund, as compared to a fund which limits such allocations.

         Investments in One or a Limited Number of Countries: Each Fund will seek to reduce risk by investing its assets in a number of markets and issuers. However, each Fund may invest a substantial amount of its net assets in issuers located in a single country. To the extent that a Fund invests a significant portion of its assets in a single or limited number of countries, the Fund's investment performance correspondingly will be more dependent upon the economic, political and social conditions and changes in that country or countries, and the risks associated with investments in such country or countries will be particularly significant. The ability of a Fund to focus its investments in one or a limited number of countries may have the effect of increasing the volatility of that Fund. The Asia Pacific Fund may be particularly dependent upon the economic, political and social conditions in Japan as a result of its investments of substantially all of its assets in Japanese issuers and issuers in other Asia and Pacific Basin countries, many of which are directly affected by Japanese capital investments in the region and by Japanese consumer demands.

         Foreign Currencies: Because each Fund may invest up to 100% of its assets in securities denominated in currencies other than the U.S. dollar, and because each Fund may hold foreign currencies, the value of a Fund's investments, and the value of dividends and interest earned by a Fund, may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Funds. Although the Adviser may attempt to manage currency exchange rate risks, there is no assurance that the Adviser will do so at an appropriate time or that the Adviser will be able to predict exchange rates accurately. For example, if the Adviser hedges a Fund's exposure to a foreign currency, and that currency's value rises, the Fund will lose the opportunity to participate in the currency's appreciation. Each Fund may hold foreign currency received in connection with investments in foreign securities, and enter into Forward Contracts, Futures Contracts and Options on Foreign Currencies when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. While the holding of foreign currencies will permit a Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund's position. Such losses could also adversely affect the Fund's hedging strategies.

         Options, Futures Contracts and Forward Contracts: Although each Fund may enter into transactions in options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies for hedging purposes, such transactions nevertheless involve certain risks. For example, a lack of correlation between the instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. The Funds also may enter into transactions in options, Futures Contracts, Options on Futures Contracts and Forward Contracts for other than hedging purposes, which involves greater risk. In particular, such transactions may result in losses for a Fund which are not offset by gains on other portfolio positions, thereby reducing gross income. In addition, foreign currency markets may be extremely volatile from time to time. There also can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. The SAI contains a description of the nature and trading mechanics of options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies, and includes a discussion of the risks related to transactions therein.

         Transactions in Forward Contracts may be entered into only in the over-the-counter market. Futures Contracts and Options on Futures Contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. In addition, the securities and indices underlying options, Futures Contracts and Options on Futures Contracts traded by the Fund will include both domestic and foreign securities.



         Lower Rated Bonds: Each Fund may invest in fixed income securities, and may invest in convertible securities, rated Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

         The International Value Fund and the Asia Pacific Fund each may also invest in securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps and comparable unrated securities (commonly known as "junk bonds") to the extent described above. No minimum rating standard is required by the International Value Fund or the Asia Pacific Fund. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. However, since yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates, the market's perception of their credit quality, and the outlook for economic growth). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on a Fund's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, a Fund may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Fund's yield despite the actual loss of principal. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities, and judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities. Changes in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to a Fund but will be reflected in the net asset value of shares of the Fund.



         Portfolio Trading: Each Fund intends to manage its portfolio by buying and selling securities, as well as holding securities to maturity, to help attain its investment objective and policies.

         Each Fund will engage in portfolio trading if it believes a transaction, net of costs (including custodian charges), will help in attaining its investment objective. In trading portfolio securities, a Fund seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. For a description of the strategies which may be used by the Funds in trading portfolio securities, see "Portfolio Transactions and Brokerage Commissions" in the SAI. Because each Fund is expected to have a portfolio turnover rate of up to 200% during its current fiscal year, transaction costs incurred by each Fund and the realized capital gains and losses of each Fund may be greater than that of a fund with a lower portfolio turnover rate.

         The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of other investment company clients of MFD, the distributor of shares of the Trust and of the MFS Family of Funds (the "MFS Funds"), as a factor in the selection of broker-dealers to execute each Fund's portfolio transactions. From time to time the Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of a Fund's operating expenses (e.g., fees charged by the custodian of the Fund's assets).

                    --------------------------------

         The SAI includes a discussion of other investment policies and a listing of specific investment restrictions which govern the investment policies of each Fund. The specific investment restrictions listed in the SAI may be changed without shareholder approval unless indicated otherwise (see the SAI). Except with respect to a Fund's policies on borrowing and investing in illiquid securities, a Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.



7.       MANAGEMENT OF THE FUNDS



Investment  Adviser  -- The  Adviser  manages  each Fund  pursuant  to  separate
Investment Advisory Agreements, dated October 8, 1997 (the "Advisory Agreements"). Under the Advisory Agreements, the Adviser provides each Fund with overall investment advisory and administrative services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For its services, the Adviser is entitled to receive a management fee, computed and paid monthly, in an amount listed below per annum of the average daily net assets of such Fund:

                                                  % OF AVERAGE DAILY
                                                     NET ASSETS OF
           FUND                                       EACH FUND

International Opportunities Fund           0.975% of the first $500 million and
                                           0.925% thereafter

International Strategic Growth Fund        0.975% of the first $500 million and
                                           0.925% thereafter

International Value Fund                   0.975% of the first $500 million and
                                           0.925% thereafter

Asia Pacific Fund                          1.00%

The Adviser is currently waiving its right to receive management fees from each Fund.

The identity and background of the portfolio manager(s) for each Fund is set forth below. Each portfolio manager has acted in that capacity since the commencement of investment operations of each Fund.


          FUND                                        PORTFOLIO MANAGER(S)

International Opportunities Fund        David A. Antonelli, a Vice President of
                                        the Adviser, has been employed as a
                                        portfolio manager by the Adviser since
                                        1991.

International Strategic Growth Fund     David R. Mannheim, a Senior Vice
                                        President of the Adviser, has been
                                        employed as a portfolio manager by the
                                        Adviser since 1988.

International Value Fund                Frederick J. Simmons, a Senior Vice
                                        President of the Adviser, has been
                                        employed as a portfolio manager by the
                                        Adviser since 1971.

Asia Pacific Fund                       Christopher J. Burn and Barry P. Dargan,
                                        Investment Officers of the Adviser, have been employed as a portfolio manager by the Adviser since 1995 and 1996, respectively. Prior to joining MFS, Mr.
                                        Burn completed his MBA at the Wharton
                                        School of Business at the University
                                        of Pennsylvania in 1995, and worked as
                                        an Analyst at the United States
                                        Department of State until 1993.  Prior
                                        to joining MFS, Mr. Dargan was an
                                        Executive Director and Investment
                                        Analyst at SBC Warburg in Tokyo, Japan.



MFS also serves as investment adviser to each of the other MFS Funds and to MFS(R) Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Institutional Trust, MFS Variable Insurance Trust, MFS/Sun Life Series Trust, and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of

Canada (U.S.)") in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., provide investment advice to substantial private clients.


MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the U.S., Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $82.2 billion on behalf of approximately 3.1 million investor accounts as of March 31, 1998. As of such date, the MFS organization managed approximately $21.1 billion of assets invested in fixed income funds and fixed income portfolios, approximately $4.3 billion of assets invested in foreign securities, and approximately $56.9 billion of assets invested in equity securities. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are John W. Ballen, Jeffrey L. Shames, Arnold D. Scott, Donald A. Stewart and John D. McNeil. Mr. Ballen is an Executive Vice President of MFS, Mr. Shames is the Chairman, Chief Executive Officer and President of MFS and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. Stewart and McNeil are the President and the Chairman of Sun Life, respectively. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.

Mr. Shames,  the Chairman and a Director of MFS, is also a Trustee of the Trust.
W. Thomas London, Stephen E. Cavan, James O. Yost, Mark E. Bradley, Ellen Moynihan and James R. Bordewick, Jr., all of whom are officers of MFS, are officers of the Trust.



In certain instances there may be securities which are suitable for a Fund's portfolio as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as a Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Funds.



Administrator - MFS provides each Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, each Fund pays MFS an administrative fee up to 0.015% per annum of such Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.



Distributor -- MFD, a wholly owned subsidiary of MFS, is the distributor of shares of each Fund and also serves as distributor of each of the other MFS Funds.

Shareholder Servicing Agent -- MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each Fund.



8.       INFORMATION CONCERNING SHARES OF THE FUNDS



PURCHASES

Class A, Class B and Class C shares of each Fund may be purchased at the public offering price through any dealer. As used in the Prospectus and any appendices thereto the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD. Dealers may also charge their customers fees relating to investments in each Fund.

This Prospectus offers Class A, Class B and Class C shares which bear sales charges and distribution fees in different forms and amounts, as described below (currently, only Class A shares are available for sale):

CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.

         Purchases Subject to Initial Sales Charge. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                             SALES CHARGE* AS PERCENTAGE OF:

                                                                                                  Dealer Allowance
                                                  Offering                Net Amount              as a Percentage of
                 Amount of Purchase               Price                   Invested                  Offering Price

               Less than $100,000                      4.75%                4.99%                   4.00%
               $100,000 but less than $250,000                              4.00                    4.17  3.20
               $250,000 but less than $500,000                              2.95                    3.04  2.25
               $500,000 but less than $1,000,000       2.20                 2.25                    1.70
               $1,000,000 or more                      None**               None**                  See Below**

 ......................
* Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.
**   A CDSC will apply to such purchases, as discussed below.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price, as shown in the above table. In the case of the maximum sales charge, the dealer retains 4% and MFD retains approximately 3/4 of 1% of the public offering price. The sales charge may vary depending on the number of shares of each Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.

         Purchases Subject to a CDSC (but not an initial sales charge). In the following five circumstances, Class A shares of each Fund are also offered at net asset value without an initial sales charge but subject to a CDSC, equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase:

         (i)        on investments of $1 million or more in Class A shares;

         (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if, prior to July 1, 1996: (a) the Plan had established an account with the Shareholder Servicing Agent and (b) the sponsoring organization had demonstrated to the satisfaction of MFD that either (i) the employer had at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds would be in an amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

         (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;

         (iv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. The retirement plan will qualify under this category only if the plan or its sponsoring organization informs the Shareholder Servicing Agent prior to the purchases that the plan has a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. The Shareholder Servicing Agent has no obligation independently to determine whether such a plan qualifies under this category; and

         (v) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and (c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

         In the case of such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers, as follows:

    Commission Paid by MFD to Dealers       Cumulative Purchase Amount

    1.00%..................                On the first $2,000,000, plus
    0.80%..................                Over $2,000,000 to $3,000,000, plus
    0.50%..................                Over $3,000,000 to $50,000,000, plus
    0.25%..................                Over $50,000,000


         For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).



See "Redemptions and Repurchases - Contingent Deferred Sales Charge" for further discussion of the CDSC.

         Waivers of Initial Sales Charge and CDSC. In certain circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemptions of Class A shares are waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

         (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

         (ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to, the Shareholder Servicing Agent that the retirement plan has, at the time of certification, or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;



provided,  however,  that the CDSC will not be waived (i.e., it will be imposed)
(a) with respect to plans which establish an account with the Shareholder Servicing Agent on or after November 1, 1997, in the event that the plan makes a complete redemption of all of its shares in the MFS Funds, or (b) with respect to plans which established an account with the Shareholder Servicing Agent prior to November 1, 1997, in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with any other entity.



CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC as follows:

                                                             CONTINGENT
   YEAR OF REDEMPTION AFTER                                 DEFERRED SALES
          PURCHASE                                              CHARGE

   First......................................................... 4%
   Second........................................................ 4%
   Third......................................................... 3%
   Fourth........................................................ 3%
   Fifth......................................................... 2%
   Sixth......................................................... 1%
   Seventh and following......................................... 0%

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions. See "Redemptions and Repurchases - Contingent Deferred Sales Charge" for further discussion of the CDSC.

Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under each Fund's Distribution Plan (see "Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996, will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under each Fund's Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. In this event, the plan or its sponsoring organization should inform the Shareholder Servicing Agent that the plan is eligible to purchase Class A shares under this category; the Shareholder Servicing Agent has no obligation independently to determine whether such a plan qualifies under this category for the purchase of Class A shares.



         Waivers of CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with any other entity.



         Conversion of Class B Shares. Class B shares of each Fund that remain outstanding for approximately eight years will convert to Class A shares of the same Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under each Fund's Distribution Plan. See "Distribution Plan" below. However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

CLASS C SHARES: Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year. Class C shares do not convert to any other class of shares. The maximum investment in Class C shares is up to $1,000,000 per transaction.

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases - Contingent Deferred Sales Charge" below for further discussion of the CDSC.

MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under each Fund's Distribution Plan to MFD for the first year after purchase (see "Distribution Plan" below).

Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Code, if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.

         Waivers of CDSC. In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. These circumstances are described in Appendix A to this Prospectus.

GENERAL: The following information applies to purchases of all classes of each Fund's shares.

         Minimum Investment. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax-deferred retirement programs (other than Individual Retirement Accounts ("IRAs")) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. Each Fund reserves the right to cease offering its shares at any time.

         Subsequent Investment by Telephone. Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

         Right to Reject Purchase Orders/Market Timing. Purchases and exchanges should be made for investment purposes only. Each Fund and MFD reserve the right to restrict or to reject any specific purchase or exchange request. In the event that a Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of a Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of a Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Funds and MFD each reserves the right to reject or restrict any specific purchase and exchange request, and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase or exchange requests by market timers. In the event that any individual or entity is determined either by the Fund or MFD, in its sole discretion, to be a market timer with respect to any calendar year, the Fund and/or MFD will reject all exchange requests into the Fund during the remainder of that calendar year. Other funds in the MFS Funds may have different and/or more or less restrictive policies with respect to market timers than the Funds. These policies are disclosed in the prospectuses of these other MFS Funds.



         Dealer Concessions. Dealers may receive different compensation with respect to sales of Class A, Class B and Class C shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B and/or Class C shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell or arrange for the sale of shares of a Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Funds, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.



         Special Investment Programs. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator, or (ii) make a nominal charitable contribution on their behalf.

         Restrictions on Activities of National Banks. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of shareholders who invested in a Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

EXCHANGES

Subject to the requirements set forth below, some or all of the shares in an account with a Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if available for sale). Shares of one class may not be exchanged for shares of any other class.

EXCHANGES AMONG MFS FUNDS (excluding exchanges from MFS money market funds): No initial sales charge or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.

GENERAL: A shareholder should read the prospectus of the other MFS Funds and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES

A shareholder may withdraw all or any portion of the value of his account on any date on which a Fund is open for business by redeeming shares at their net asset value (a redemption) or by selling such shares to a Fund through a dealer (a repurchase). Certain redemptions and repurchases are, however, subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared.

REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, each Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. See "Tax Status" below.

REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. If the dealer receives the shareholder's order prior to the close of regular trading on the Exchange and communicates it to MFD before the close of business on the same day, the shareholder will receive the net asset value calculated on that day, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld.

CONTINGENT DEFERRED SALES CHARGE: Investments in Class A, Class B and Class C shares ("Direct Purchases") will be subject to a CDSC for a period of: (i) with respect to Class A and Class C shares, 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares); or (ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class B and Class C shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of each Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year.

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of Class C shares and of purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions of shares will be calculated as set forth in "Purchases" above.

The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of each Fund's shares.

         Signature Guarantee. In order to protect shareholders against fraud, each Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.

         Reinstatement Privilege. Shareholders of a Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for Class C shares and certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.

         In-Kind Distributions. The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund has reserved the right to pay other redemptions, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.

         Involuntary Redemptions/Small Accounts. Due to the relatively high cost of maintaining small accounts, each Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions or exchanges, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement. See "Purchases - General Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Plan would benefit each Fund and its shareholders.

In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."

FEATURES COMMON TO EACH CLASS OF SHARES: There are features of the Distribution Plan that are common to each Class of shares, as described below.

         Service Fees. The Distribution Plan provides that a Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A, Class B or Class C shares, as appropriate) (the "Designated Class") annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of shares of the Designated Class. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to shares of the Designated Class owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of a Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

         Distribution Fees. The Distribution Plan provides that a Fund may pay MFD a distribution fee in addition to the service fee described above based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Funds - Distributor" in the SAI. The amount of the distribution fee paid by a Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. Such amounts and uses are described below in the discussion of the provisions of the Distribution Plan relating to each Class of shares. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expenses incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

         Other Common Features. Fees payable under each Distribution Plan are charged to, and therefore reduce, income allocated to shares of the Designated Class. The provisions of the Distribution Plan are severable with respect to each class of shares offered by the Fund.

FEATURES UNIQUE TO CLASS OF SHARES: These are certain features of the Distribution Plan that are unique to each class of shares, as described below.

         Class A Shares. Class A shares are generally offered pursuant to an initial sales charge, a substantial portion of which is paid to or retained by the dealer making the sale (the remainder of which is paid to MFD). See "Purchases - Class A Shares" above. In addition to the initial sales charge, the dealer also generally receives the ongoing 0.25% per annum service fee, as discussed above.

         The distribution fee paid to MFD under the Distribution Plan is equal, on an annual basis, to 0.25% of a Fund's average daily net assets attributable to Class A shares. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with the Fund, including commissions to dealers and payments to wholesalers employed by MFD (e.g., MFD pays commissions to dealers with respect to purchases of $1 million or more and purchases by certain retirement plans of Class A shares which are sold at net asset value but which are subject to a 1% CDSC for one year after purchase). Distribution fee payments under the Distribution Plan may be used by MFD to pay securities dealers a distribution fee in an amount equal to 0.25% per annum of each Fund's average daily net assets attributable to Class A shares (other than Class A shares that have converted from Class B shares) owned by investors from whom that securities dealer is the holder or dealer of record. See "Purchases - Class A Shares" above. In addition, to the extent that the aggregate service and distribution fees paid under the Class A Distribution Plan do not exceed 0.50% per annum of the average daily net assets of a Fund attributable to Class A shares, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.

         Class B Shares. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases - Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefor, MFD may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.

         Under the Distribution Plan, a Fund pays MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class B shares. As noted above, this distribution fee may be used by MFD to cover its distribution-related expenses under its distribution agreement with the Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases - Class B Shares" above).

         Class C Shares. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC upon redemption of 1.00% during the first year. See "Purchases - Class C shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

         This ongoing 1.00% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of a Fund's average daily net assets attributable to Class C shares.

CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES: Each Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are 0.00%, 1.00% and 1.00%, per annum, respectively. Distribution and service fees with respect to Class A shares under the Distribution Plan are currently being waived on a voluntary basis and may be imposed at the discretion of MFD.

DISTRIBUTIONS

Each Fund intends to pay substantially all of its net investment income to its shareholders as dividends at least annually. In determining the net investment income available for distributions, each Fund may rely on projections of its anticipated net investment income over a longer term, rather than its actual net investment income for the period. If a Fund earns less than projected, or otherwise distributes more than its earnings for the year, a portion of the distributions may constitute a return of capital. Each Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made. See "Tax Status" and "Shareholder Services -- Distribution Options" below. Distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

TAX STATUS

Each Fund is treated as an entity separate from the other Funds and the other series of the Trust for federal income tax purposes. In order to minimize the taxes each Fund would otherwise be required to pay, each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Because each Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay entity level federal income or excise taxes, although foreign-source income received by a Fund may be subject to foreign withholding taxes.

Shareholders of a Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and capital gain distributions they receive from the Fund, whether paid in cash or reinvested in additional shares. Each Fund expects that none of its distributions will be eligible for the dividends received deduction for corporations. Shortly after the end of each calendar year, each shareholder of a Fund will be sent a statement that sets forth the federal income tax status of all of the Fund's dividends and distributions for that calendar year, including the portion taxable as ordinary income, the portion taxable as long-term capital gain, the portion, if any, representing a return of capital (which is generally free of current taxes but results in a basis reduction) and the amount, if any, of federal income tax withheld. In certain circumstances, a Fund may also elect to "pass through" to shareholders foreign income taxes paid by the Fund. Under those circumstances, the Fund will notify shareholders of their pro rata portion of the foreign income taxes paid by the Fund; shareholders may be eligible for foreign tax credits or deductions with respect to those taxes, but will be required to treat the amount of the taxes as an amount distributed to them and thus includable in their gross income for federal income tax purposes.

Fund distributions will reduce a Fund's net asset value per share. Shareholders who buy shares just before a Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Each Fund intends to withhold U.S. federal income tax at the rate of 30% on dividends and any other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S., regardless of whether a lower rate may be permitted under an applicable treaty. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Funds' Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences to them of an investment in a Fund.

NET ASSET VALUE

The net asset value per share of each class of each Fund is determined each day during which the Exchange is open for trading. This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Assets in a Fund's portfolio are valued on the basis of their market values or otherwise at their fair values, as described in the SAI. All investments and assets are expressed in U.S. dollars based upon current currency exchange rates. The net asset value per share of each class of shares is effective for orders received in "good order" by the dealer prior to its calculation and received by the dealer prior to the close of that business day.

EXPENSES



The Trust pays the compensation of the Trustees who are not officers of MFS and all expenses of the Funds (other than those assumed by MFS) including but not limited to: advisory and administrative services; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Funds; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Funds; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of State Street Bank and Trust Company, the Funds' custodian, for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Funds; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses are borne by the Funds except that the Distribution Agreement with MFD requires MFD to pay for prospectuses that are to be used for sales purposes. Expenses of the Trust which are not attributable to a specific series are allocated between the series in a manner believed by management of the Trust to be fair and equitable.

Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear each Fund's expenses (after taking into effect any compensating balance and offset arrangements) such that the "Other Expenses" of each of the International Opportunities Fund, the International Strategic Growth Fund and the International Value Fund, which are defined to include all Fund expenses except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses, do not exceed 1.75% per annum of each such Fund's average daily net assets (the "Maximum Percentage"). The payments made by MFS on behalf of each such Fund under this arrangement are subject to reimbursement by each such Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by each such Fund to MFS computed and paid monthly at a percentage of its average daily net assets for each such Fund's current fiscal year, with a limitation that immediately after such payment each such Fund's "Other Expenses" will not exceed the Maximum Percentage. The obligation of MFS to bear a Fund's "Other Expenses" pursuant to this arrangement, and a Fund's obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or September 30, 2007.



DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

Each Fund has three classes of shares which it offers to the general public, entitled Class A, Class B and Class C shares of Beneficial Interest (without par value). Each Fund also has a class of shares which it offers exclusively to certain institutional investors, entitled Class I shares. As of the date of this Prospectus, the Trust has six series. The Trust has reserved the right to create and issue additional classes of shares and series, in which case each class of shares of a series would participate equally in the earnings, dividends and assets attributable to that class of that particular series. Shareholders are entitled to one vote for each share held and shares of each series would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election of Trustees and selection of accountants. Additionally, each class of shares of a series will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters. The Trust does not intend to hold annual shareholder meetings. The Trust's Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the SAI).

Each share of a class of each Fund represents an equal proportionate interest in that Fund with each other class share, subject to the liabilities of the particular class. Shares have no pre-emptive or conversion rights (except as set forth in "Purchases -- Conversion of Class B shares"). Shares are fully paid and non-assessable. Should a Fund be liquidated, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations.
However, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The following owned of record more than 25% of the outstanding shares of the following Funds as of March 31, 1998:

         Name and Address                            Fund                           Class      Percentage of the Fund

TRS MFS Defined Contribution Plan          International Opportunities Fund          I                   44.43%
c/o Mark Leary                             International Strategic Growth Fund       I                   64.71%
Mass Financial Services                    International Value Fund                  I                   86.64%
500 Boylston St.
Boston, MA

MFS Fund Distributors, Inc.                International Opportunities Fund          A                   51.14%
c/o Mass Financial Services                International Strategic Growth Fund       A                   26.87%
Attn: Thomas B. Hastings                   International Value Fund                  A                   68.21%
500 Boylston St.
Boston, MA



PERFORMANCE INFORMATION



From time to time, each Fund may provide total rate of return quotations for each class of shares and may also quote fund rankings in the relevant fund category from various sources, such as the Lipper Analytical Services, Inc., and Wiesenberger Investment Companies Service. Total rate of return quotations will reflect the average annual percentage change over stated periods in the value of an investment in each class of shares of a Fund made at the maximum public offering price of the shares of that class with all distributions reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of the Fund's Class B and Class C shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge or the deduction of the CDSC, and which will thus be higher. Each Fund offers multiple classes of shares which were initially offered for sale to, and purchased by, the public on different dates (the class "inception date"). The calculation of total rate of return for a class of shares which has a later class inception date than another class of shares of the Fund is based both on (i) the performance of such Fund's newer class from its inception date and (ii) the performance of such Fund's oldest class from its inception date up to the class inception date of the newer class. See the SAI for further information on the calculation of total return for share classes with different class inception dates. All performance quotations are based on historical performance and are not intended to indicate future performance. Total rate of return reflects all components of investment return over a stated period of time. A Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which a Fund will calculate its total rate of return, see the SAI. A copy of the Funds' Semiannual Report may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, each Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.

9.       SHAREHOLDER SERVICES



Shareholders with questions concerning the shareholder services described below or concerning other aspects of a Fund, should contact the Shareholder Servicing Agent (see back cover for address and phone number). A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from a Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that a Fund ordinarily provides.

Account and Confirmation Statements -- Each shareholder will receive confirmation statements showing the transaction activity in his account. At the end of each calendar year, each shareholder will receive information regarding the tax status of reportable dividends and distributions for that year (see "Tax Status").

Distribution Options -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts described below) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

     -- Dividends and capital gain distributions reinvested in additional shares. This option will be assigned if no other option is specified;

     -- Dividends (including short-term capital gains) in cash; capital gain distributions reinvested in additional shares; or

     --   Dividends and capital gain distributions in cash.

Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value in effect at the close of business on the record date. Dividends and capital gain distributions in amounts less than $10 will automatically be reinvested in additional shares of each Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent by the record date for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Investment and Withdrawal Programs -- For the convenience of shareholders, each Fund makes available the following programs designed to enable shareholders to add to their investment in an account with a Fund or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or a Fund.

         Letter of Intent: If a shareholder (other than a group purchaser as described in the SAI) anticipates purchasing $100,000 or more of Class A shares of a Fund alone or in combination with shares of Class B or Class C shares of a Fund or any of the classes of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.

         Right of Accumulation: A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, Class B and Class C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective investment fund) reaches a discount level.

         Distribution Investment Program: Shares of a particular class of a Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividend and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by a Fund may be automatically invested at net asset value in shares of the same class of another MFS Fund, if shares of such Fund are available for sale (without a sales charge and not subject to any applicable CDSC).

         Systematic Withdrawal Plan: A shareholder may direct the Shareholder Servicing Agent to send to him (or any one he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP will not be subject to a CDSC and are generally limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to CDSC.

Dollar Cost Averaging Programs --

         Automatic Investment Plan: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.

         Automatic Exchange Plan: Shareholders having account balances of at least $5,000 in any MFS Fund may participate in the Automatic Exchange Plan, a dollar cost averaging program. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder (if available for sale). Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund or Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares transferred and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.

Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining an investment program concurrently with a withdrawal program would be disadvantageous because of the sales charges included in share purchases in the case of Class A shares, and because of the assessment of the CDSC for share redemption (if applicable) in the case of Class A shares.

Tax-Deferred  Retirement  Plans -- Except as noted under  "Purchases  -- Class C
Shares," shares of each Fund may be purchased by all types of tax-deferred retirement plans, including IRAs, Simplified Employee Pension plans, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.

                    --------------------------------

The Funds' SAI contains more detailed information about each Fund, including, but not limited to, information related to: (i) each Fund's investment policies and restrictions; (ii) the Trustees, officers and Adviser; (iii) portfolio trading; (iv) the shares, including rights and liabilities of shareholders; (v) tax status of dividends and distributions; (vi) the Distribution Plan; and (vii) various services and privileges provided by each Fund for the benefit of its shareholders, including additional information with respect to the exchange privilege.

                                                                     Appendix A

                          WAIVERS OF SALES CHARGES

This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and the CDSC for Class A shares are waived (Section II), and the CDSC for Class B and Class C shares is waived (Section III). As used in this Appendix, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD.

I.       WAIVERS OF ALL APPLICABLE SALES CHARGES

         In the following circumstances, the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares and on redemptions of Class B and Class C shares, as applicable, are waived:

         1.    Dividend Reinvestment

                    Shares acquired through dividend or capital gain reinvestment; and
                    Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any fund in the MFS Funds pursuant to the Distribution Investment Program.

         2.    Certain Acquisitions/Liquidations

                    Shares acquired on account of the acquisition or liquidation of assets of other investment companies or personal holding companies.

         3.    Affiliates of an MFS Fund/Certain Dealers. Shares acquired by:

                    Officers, eligible directors, employees (including retired employees) and agents of MFS, Sun Life or any of their subsidiary companies;
                    Trustees and retired trustees of any investment company for which MFD serves as distributor;
                    Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund; Employees or registered representatives of dealers which have a sales agreement with MFD;
                    Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the MFS Fund which issued the shares; and Institutional Clients of MFS or MFS Institutional Advisors, Inc.

         4.    Involuntary Redemptions (CDSC waiver only)

                    Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account. See "Redemptions and Repurchases - General - Involuntary Redemptions/Small Accounts" in the Prospectus.

         5.    Retirement  Plans  (CDSC  waiver  only).  Shares  redeemed  on
               account   of   distributions    made   under   the   following
               circumstances:

               Individual Retirement Accounts ("IRAs")

                    Death or disability of the IRA owner.

               Section 401(a) Plans ("401(a) Plans") and Section 403(b) Employer Sponsored Plans ("ESP Plans")

                    Death, disability or retirement of 401(a) or ESP Plan participant; Loan from 401(a) or ESP Plan;
                    Financial  hardship (as defined in Treasury  Regulation
                    Section  1.401(k)-1(d)(2),  as amended from time to time);
                    Termination   of   employment   of  401(a)  or  ESP  Plan
                    participant  (excluding,   however,  a  partial  or  other
                    termination of the Plan);

                    Tax-free return of excess 401(a) or ESP Plan contributions; To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by MFS Service Center, Inc. ( the "Shareholder Servicing Agent"); and
                    Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of: (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds. The sales charges will be waived in the case of a redemption of all of the 401(a) or ESP Plan's shares in all MFS Funds (i.e., all the assets of the 401(a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.

               Section 403(b) Salary Reduction Only Plans ("SRO Plans")

                    Death or disability of SRO Plan participant.

         6. Certain Transfers of Registration (CDSC waiver only). Shares transferred:

                    To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.

         7.    Loan Repayments

                    Shares acquired pursuant to repayments by retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS Recordkeeper Plus Program (but not the MFS Recordkeeper Program).

II.      WAIVERS OF CLASS A SALES CHARGES

         In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares are waived:

         1.    Wrap Account and Fund "Supermarket" Investments

                    Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

         2.    Investment by Insurance Company Separate Accounts

                    Shares acquired by insurance company separate accounts.

         3.    Retirement Plans

               Administrative Services Arrangements

                    Shares acquired by retirement plans or trust accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

               Reinvestment of Distributions from Qualified Retirement Plans

                    Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.

               Shares redeemed on account of distributions made under the following circumstances:

               IRAs

                    Distributions made on or after the IRA owner has attained the age of 59 1/2 years old; and Tax-free returns of excess IRA contributions.

               401(a) Plans

                    Distributions made on or after the 401(a) Plan participant has attained the age of 59 1/2 years old; and
                    Certain   involuntary   redemptions  and  redemptions  in
                    connection with certain automatic withdrawals from a 401(a) Plan.

               ESP Plans and SRO Plans

                    Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.



          4.   Purchases of at Least $5 Million (CDSC waiver only)

                    Shares acquired of Eligible Funds (as defined below) if the shareholder's investment equals or exceeds $5 million in one or more Eligible Funds (the "Initial Purchase") (this waiver applies to the shares acquired from the Initial Purchase and all shares of Eligible Funds subsequently acquired by the shareholder); provided that the dealer through which the Initial Purchase is made enters into an agreement with MFD to accept delayed payment of commissions with respect to the Initial Purchase and all subsequent investments by the shareholder in the Eligible Funds subject to such requirements as may be established from time to time by MFD (for a schedule of the amount of commissions paid by MFD to the dealer on such investments, see "Purchases - Class A Shares Purchases subject to a CDSC" in the Prospectus). The Eligible Funds are all funds included in the MFS Family of Funds, except for Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Municipal Bond Fund, MFS Municipal Limited Maturity Fund, MFS Money Market Fund, MFS Government Money Market Fund and MFS Cash Reserve Fund.

          5.   Bank Trust Departments and Law Firms

                    Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with MFD and are acquiring such shares for the benefit of their trust account clients.



III.     WAIVERS OF CLASS B AND CLASS C SALES CHARGES

         In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B and Class C shares is waived:

         1.    Systematic Withdrawal Plan

                    Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.

         2.    Death of Owner

                    Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.

                                        A-3
         3.    Disability of Owner

                    Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent).

         4. Retirement Plans. Shares redeemed on account of distributions made under the following circumstances:

               IRAs, 401(a) Plans, ESP Plans and SRO Plans

                    Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under Code rules.

               Salary Reduction Simplified Employee Pension Plans ("SAR-SEP Plans")

                    Distributions   made  on  or  after  the   SAR-SEP   Plan
                    participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules; and
                    Death or disability of a SAR-SEP Plan participant.

                                                                    APPENDIX B


                            DESCRIPTION OF BOND RATINGS

                                      MOODY'S

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                     S&P


     AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

     AA: An obligation rated AA differs from the higher rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB: An obligation rated BBB exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated BB is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated B is MORE VULNERABLE to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated CCC is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC:  An obligation rated CC is CURRENTLY HIGHLY VULNERABLE to nonpayment.

     C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar actions of payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within major categories.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risks--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                         FITCH

     AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

     DDD, DD and D: Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%--90% of such outstandings, and D the lowest recovery potential, i.e., below 50%.

                                   DUFF & PHELPS

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. From time to time, Duff & Phelps places issuers or security classes on Rating Watch. The Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s).

     A listing on Rating Watch, however, does not mean a rating change is inevitable. The Rating Watch status can either be resolved quickly or over a longer period of time depending on the reasons surrounding the placement on Rating Watch. The "up" designation means a rating may be upgraded; the "down" designation means a rating may be downgraded, and the "uncertain" designation means a rating may be raised or lowered.

     The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, used this same rating scale. Duff & Phelps claims paying ability ratings of insurance companies use the same scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

     AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

     B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD: Defaulted debt obligations. Issuers failed to meet scheduled principal and/or interest payments.

     DP:  Preferred stock with dividend arrearages.

                                   Investment Adviser
                      Massachusetts Financial Services Company
                       500 Boylston Street, Boston, MA 02116
                                   (617) 954-5000

                                      Distributor
                              MFS Fund Distributors, Inc.
                       500 Boylston Street, Boston, MA 02116
                                    (617) 954-5000

                        Custodian and Dividend Disbursing Agent
                          State Street Bank and Trust Company
                         225 Franklin Street, Boston, MA 02110

                               Shareholder Servicing Agent
                                 MFS Service Center, Inc.
                          500 Boylston Street, Boston, MA 02116
                                 Toll free: 800-225-2606
                                      Mailing Address:
                           P.O. Box 2281, Boston, MA 02107-9906

                                    Independent Auditors
                                     Ernst & Young LLP
                                    200 Clarendon Street
                                      Boston, MA 02116



                                     [GRAPHIC OMITTED]

                          MFS(R) International Opportunities Fund
                         MFS(R) International Strategic Growth Fund
                               MFS(R) International Value Fund
                                   MFS(R) Asia Pacific Fund

                           500 Boylston Street, Boston, MA 02116

                           MFS(R) INTERNATIONAL OPPORTUNITIES FUND
                         MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                               MFS(R) INTERNATIONAL VALUE FUND
                                   MFS(R) ASIA PACIFIC FUND



Supplement to the May 1, 1998 Prospectus and Statement of Additional Information

         The following information should be read in conjunction with the Funds' Prospectus and Statement of Additional Information ("SAI"), dated May 1, 1998, as supplemented, and contains a description of Class I shares.



         Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

                                                                                        Class I
                                                       International      International       International       Asia
                                                      Opportunities     Strategic Growth         Value          Pacific
                                                           Fund             Fund                 Fund             Fund
Shareholder Transaction Expenses:
Maximum Initial Sales Charge Imposed
   on Purchases of Fund Shares (as a
   percentage of offering price)                      None                None                None              None
Maximum Contingent Deferred Sales
   Charge (as a percentage of original
   purchase price or redemption proceeds,
   as applicable)                                     None                None                None              None

                                                       International      International       International       Asia
                                                      Opportunities     Strategic Growth         Value          Pacific
                                                           Fund             Fund                 Fund             Fund


Annual Operating Expenses (as a percentage of average net assets):
Management Fees (after fee
   reduction)(1)                                      0.00%               0.00%               0.00%             0.00%
Rule 12b-1 Fees                                       None                None                None              None
Other Expenses (after fee
   reduction)(2) (3)                                  1.75%(4)            1.75%(4)            1.75%(4)          1.34%
                                                      --------            --------            --------          -----
Total Operating Expenses (after
   fee reduction)(5)                                  1.75%               1.75%               1.75%             1.34%



------------------------------
(1) The Adviser intends during the Funds' current fiscal year to waive its right to receive management fees from each Fund. Absent this waiver, "Management Fees" would be as follows:

                  INTERNATIONAL         INTERNATIONAL            INTERNATIONAL                  ASIA
                  OPPORTUNITIES        STRATEGIC GROWTH            VALUE                       PACIFIC
                     FUND                  FUND                    FUND                         FUND

                    0.975%                 0.975%                  0.975%                       1.00%

(2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

(3) "Other Expenses" for each Fund are based on estimates of payments to be made during each such Fund's current fiscal year.



(4)  The  Adviser  has  agreed  to  bear  the  expenses  of  the   International
     Opportunities Fund, the International Strategic Growth Fund and the International Value Fund, subject to reimbursement by each such Fund, such that "Other Expenses" do not exceed 1.75% per annum of each such Fund's average daily net assets during the current fiscal year. See "Information Concerning Shares of the Funds - Expenses" below. Otherwise, "Other Expenses" would be 2.89% for each class of the International Opportunities Fund, 2.85% for each class of the International Strategic Growth Fund and 3.01% for each class of the International Value Fund.

(5) Absent any fee waivers, "Total Operating Expenses" for each Fund would be as follows:

                  INTERNATIONAL         INTERNATIONAL            INTERNATIONAL                  ASIA
                  OPPORTUNITIES        STRATEGIC GROWTH            VALUE                       PACIFIC
                     FUND                  FUND                    FUND                         FUND


                     3.86%                 3.82%                   3.98%                        2.34%



                                        Example of Expenses

         An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of each Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated:

                  INTERNATIONAL         INTERNATIONAL            INTERNATIONAL                  ASIA
                  OPPORTUNITIES        STRATEGIC GROWTH            VALUE                       PACIFIC
Period               FUND                  FUND                    FUND                         FUND



1 year.........       $18                   $18                      $18                        $14
3 years........        55                    55                       55                         42



         The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Funds will bear directly or indirectly. A more complete description of each Fund's management fee is set forth under the caption "Management of the Funds" in the Prospectus.

         The "Example" set forth above should not be considered a representation of past or future expenses of the Funds; actual expenses may be greater or less than those shown.



2.       CONDENSED FINANCIAL INFORMATION

The following  information is unaudited and should be read in  conjunction  with
the  financial   statements   included  in  the  Funds'   Semiannual  Report  to
shareholders which are incorporated by reference into the SAI.

                                                                              International
                                                             International       Strategic    International
                                                            Opportunities        Growth          Value
                                                                Fund              Fund           Fund


Period Ended March 31, 1998*                                   Class I           Class I        Class I

Per share data (for a share outstanding throughout the period).

Net asset value - beginning of period                          $10.00            $10.00          $10.00
                                                               ------            ------          ------
Income from investment operations# --
   Net investment income (loss)ss.                             $(0.01)           $(0.01)        $  0.03
   Net realized and unrealized gain on
   investments and foreign currency transactions                 1.15              1.45            1.55
                                                                 ----              ----            ----
     Total from investment operations                          $ 1.14            $ 1.44         $  1.58
                                                               ------            ------         -------
Net asset value - end of period                                $11.14            $11.44          $11.58
                                                               ------            ------          ------
Total return                                                  11.40%++          14.40%++        15.80%++


Ratios (to average net assets)/Supplemental datass.:


          Expenses                                               1.75%+            1.75%+          1.75%+
          Net investment income (loss)                          (0.24)%+          (0.25)%+         0.56%+
Portfolio turnover                                                  74%              33%              25%


Average commission rate                                         $0.0127           $0.0256         $0.0286
Net assets at end of period (000 omitted)                          $571              $799            $103

^ For the period from the commencement of investment operations, October 10, 1998, through March 31, 1998.
+    Annualized.
++   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
ss. Subject to reimbursement by the Funds, the investment adviser agreed to maintain the expenses of the Funds at not more than 1.75% of the Funds' average daily net assets. The investment adviser and distributor did not impose any of their fees for the period indicated. If the fees had been incurred by the Funds and/or if actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

          Net investment loss                                  $(0.12)           $(0.11)         $(0.08)
          Ratios (to average net assets):
               Expenses##                                        3.86%+            3.82%+          3.98%+
               Net investment loss                              (2.35)%+          (2.32)%+        (1.67)%+


                                                               Asia
                                                              Pacific
                                                               Fund

Period Ended March 31, 1998*                                   Class I

Per share data (for a share outstanding throughout the period):

Net asset value - beginning of period                          $10.00
Income from investment operations# --
   Net investment incomess.                                   $  0.02
   Net realized and unrealized loss on
   investments and foreign currency transactions                (1.25)
                                                                ------
     Total from investment operations                         $ (1.23)
                                                              --------
Less distributions declared to shareholders from
   net investment income                                      $ (0.02)
                                                              --------
Net asset value - end of period                               $  8.75
                                                              -------
Total return                                                   (12.26)%++
Ratios (to average net assets)/Supplemental datass.:
          Expenses##                                             1.34%+
          Net investment income                                  0.55%+
Portfolio turnover                                                  21%
Average commission rate                                         $0.0157
Net assets at end of period (000 omitted)                         $ 371

* For the period from the commencement of investment operations, October 10, 1997, through March 31, 1998.
+    Annualized.
++   Not Annualized.
#    Per share data are based on average shares outstanding.
##   The Fund's  expenses  are  calculated   without  reduction  for  fees  paid
     indirectly.
ss. The investment adviser and distributor did not impose any of their fees for the period indicated. If the fees had been incurred by the Fund, the net investment loss per share and the ratios would have been:

          Net investment loss $(0.02) Ratios (to average net assets):
               Expenses##                                        2.34%+
               Net investment loss                              (0.45)% +

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates; and

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD.

         In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under each Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUNDS

         While each Fund has four classes of shares (Class A, Class B, Class C and Class I shares), Class A and Class I shares are the only classes presently available for sale. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A, Class B and Class C shares are described in the Funds' Prospectus. Class A shares are available for purchase by certain retirement plans established for the benefit of employees of MFS and by such employees and certain of their family members who are residents of The Commonwealth of Massachusetts, and members of the governing boards of the various funds sponsored by MFS.

         Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.50% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Funds.

OTHER INFORMATION

         Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of a Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of a Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of a Fund at net asset value. Distributions paid by a Fund with respect to Class I shares generally will be greater than those paid with respect to Class A, Class B and Class C shares because expenses attributable to Class A, Class B and Class C shares generally will be higher.


         Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear each Fund's expenses (after taking into effect any compensating balance and offset arrangements) such that the "Other Expenses," of each of the International Opportunities Fund, the International Strategic Growth Fund and the International Value Fund, which are defined to include all Fund expenses except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses, do not exceed 1.75% per annum of each such Funds' average daily net assets (the "Maximum Percentage") with respect to Class I shares. The payments made by MFS on behalf of each such Fund under this arrangement are subject to reimbursement by each such Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by each such Fund to MFS computed and paid monthly at a percentage of its average daily net assets for each such Fund's current fiscal year, with a limitation that immediately after such payment each such Fund's "Other Expenses" will not exceed the Maximum Percentage. The obligation of MFS to bear a Fund's "Other Expenses" pursuant to this arrangement, and a Fund's obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by a Fund equal the prior payment of such reimbursable expenses by MFS or September 30, 2007.

                     The date of this Supplement is May 1, 1998

[GRAPHIC OMITTED]



MFS(R) International Opportunities Fund
MFS(R) International Strategic Growth Fund          STATEMENT OF ADDITIONAL
MFS(R) International Value Fund                     INFORMATION
MFS(R) Asia Pacific Fund                            May 1, 1998



(Members of the MFS Family of Funds(R))
Each a series of MFS Series Trust V
500 Boylston Street, Boston, MA 02116
(617) 954-5000

                                                                         PAGE
     1.  Definitions.....................................................  1
     2.  Investment Objectives, Policies and Restrictions................  1
     3.  Management of the Funds......................................... 16

                  Trustees............................................... 16
                  Officers............................................... 17
                  Investment Adviser..................................... 18
                  Administrator.......................................... 19
                  Custodian.............................................. 19
                  Shareholder Servicing Agent............................ 19
                  Distributor............................................ 19


     4.  Portfolio Transactions and Brokerage Commissions................ 20
     5.  Shareholder Services............................................ 21
                  Investment and Withdrawal Programs..................... 21
                  Exchange Privilege..................................... 23
                  Tax-Deferred Retirement Plans.......................... 24
     6.  Tax Status...................................................... 24
     7.  Distribution Plan............................................... 26
     8.  Determination of Net Asset Value and Performance................ 27
     9.  Description of Shares, Voting Rights and Liabilities............ 29



    10.  Independent Auditors and Financial Statements................... 30
         Appendix A...................................................... 31

This Statement of Additional Information ("SAI"), as amended or supplemented from time to time, sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus dated May 1, 1998. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number).



This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

I.       DEFINITIONS

International        MFS(R) International Opportunities
Opportunities Fund   Fund, a diversified series of the
                     Trust.

International        MFS(R) International Strategic Growth
Strategic Growth     Fund, a diversified series of the
Fund                 Trust.

International        MFS(R) International Value Fund, a
Value Fund           diversified series of the Trust.

Asia Pacific Fund    MFS(R) Asia Pacific Fund, a diversified series
                     of the Trust.

"Fund(s)"            International Opportunities Fund,
                     International Strategic Growth
                     Fund, International Value Fund and
                     Asia Pacific Fund.

"Trust"              MFS Series Trust V, a Massachusetts
                     business Trust, organized in 1984.

"MFS" or             Massachusetts Financial Services
the "Adviser"        Company, a Delaware corporation.

"MFD"                MFS Fund Distributors, Inc., a
                     Delaware corporation.




"Prospectus"         The Prospectus of the Funds,  dated May 1, 1998, as amended or supplemented from time to time.



2.       INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Policies. The investment objective and policies of each Fund are described in the Prospectus and below. The following discussion of each Fund's investment techniques and restrictions supplements, and should be read in conjunction with, the information set forth in the "Investment Objectives and Policies - Certain Securities and Investment Techniques" and "-Additional Risk Factors" sections of the Prospectus.

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

Foreign Securities: Each Fund may invest up to 100% of its assets in foreign securities as discussed in the Prospectus. Investments in foreign issues involve considerations and possible risks not typically associated with investments in securities issued by domestic companies or with debt securities issued by foreign governments. There may be less publicly available information about a foreign company than about a domestic company, and many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. There is also less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the U.S.

Emerging Markets: Each of the Funds may invest in securities of government, government-related, supranational and corporate issuers located in emerging markets. Such investments entail significant risks as described in the Prospectus under the caption "Risk Factors" and as more fully described below.

     Company Debt - Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect a Fund's assets should these conditions recur.

     Sovereign Debt - Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt

(including a Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

     Liquidity; Trading Volume; Regulatory Oversight - The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

The risk also exists that an emergency situation may arise in one or more emerging markets, as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. The Trust may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

     Default; Legal Recourse - A Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

     Inflation - Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

     Withholding - Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

     Foreign Currencies - Each Fund may invest up to 100% of its assets in securities denominated in foreign currencies. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of a Fund's assets denominated in those currencies. Each Fund may attempt to minimize the impact of these changes to the U.S. dollar value of the Fund's portfolio by engaging in certain hedging practices, such as entering into Futures Contracts and Options on Foreign Securities as described below.

Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Investment in Other Investment Companies: A Fund's investment in other investment companies, as described in the Prospectus, is limited in amount by the Investment Company Act of 1940, as amended (the "1940 Act"), and applicable state securities laws. Such investment may also involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and the total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.



Depository Receipts: Each Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Each Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays at well as potential currency exchange and other difficulties. Each Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. Each Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency. Each Fund may also invest in Global Depository Receipts ("GDRs") and other types of depository receipts. GDRs and other types of depository receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or U.S. company.



Repurchase Agreements: Each Fund may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange (the "Exchange") or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that a Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Government securities.


The repurchase agreement provides that in the event the seller fails to pay the amount agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Fund will have the right to liquidate the securities. If at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. Each Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon collateral.



Borrowing: While each Fund may borrow up to 33 1/3% of its total assets, each Fund currently does not intend to borrow more than 5% of its total assets for investment purposes.



Lending of Portfolio Securities: Each Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms of the Exchange (and subsidiaries thereof) and member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, an irrevocable letter of credit or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. A Fund would also receive a fee from the borrower or compensation based on investment of the cash collateral, less a fee paid to the borrower, if the collateral is in the form of cash. A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of a Fund's net assets.



"When-Issued" Securities: Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. When a Fund commits to purchase these securities on a "when-issued" or "forward delivery" basis, it will set up procedures consistent with the General Statement of Policy of the SEC concerning such purchases. Since that policy currently recommends that an amount of each Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Fund will always have liquid assets sufficient to cover any commitments or to limit any potential risk. Although no Fund intends to make such purchases for speculative purposes and intends to adhere to the provisions of the SEC policy, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made.

Indexed Securities: Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their principal value or interest rates may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds: Each Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract  investors  who  are  willing  to  defer  receipt  of  such  cash.  Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. Each Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy each Fund's distribution obligations.



Swaps and Related Transactions: Each Fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors.

Swap agreements may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as securities prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if MFS determines it is consistent with the Fund's investment objective and policies.

Each Fund will maintain cash or appropriate liquid assets to cover its current obligations under swap transactions. If a Fund enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.



The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, currency or other factor that determines the amount of payments to be made under the arrangement. If the Adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses.

If the counterparty defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an
offsetting  agreement  with  the  same  or  another  counterparty.   Options  on
Securities: Each Fund may write (sell) covered put and call options, and purchase put and call options, on securities. Call and put options written by a Fund may be covered in the manner set forth below.



A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration segregated by the Fund) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if liquid assets representing the difference is segregated by the Fund. A put option written by a Fund is "covered" if the Fund segregates liquid assets with a value equal to the exercise price, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if liquid assets representing the difference is segregated by the Fund. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counter party with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.



Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited in liquid assets. Such transactions permit a Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund, provided that another option on such security is not written. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by a Fund is more than the premium paid for the original purchase. Conversely, a Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by a Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received, less related transaction costs. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or retain the option until it is exercised, at which time the Fund will be required to take delivery of the security at the exercise price; a Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

Each Fund may also write combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By writing a straddle, a Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then-current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will not be undertaken by a Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

Each Fund may also purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

Each Fund may also purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

Reset Options: In certain instances, each Fund may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.

Options on Stock Indices: Each Fund may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."



Each Fund may cover call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration segregated by the Fund) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. Each Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if liquid assets representing the difference is segregated by the Fund. Each Fund may cover put options on stock indices by segregating liquid assets with a value equal to the exercise price, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if liquid assets representing the difference is segregated by the Fund. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.



Each Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase a Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

Each Fund may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

The purchase of call options on stock indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

"Yield Curve" Options: Each Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.



Yield curve options may be used for the same purposes as other options on securities. Specifically, a Fund may purchase or write such options for hedging purposes. For example, a Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a Fund will be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, a Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling.

Options on  Securities,  Reset Options,  Options on Stock  Indices,  Yield Curve
Options:   The  staff  of  the  SEC  has  taken  the  position  that   purchased
over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Fund's assets (the "SEC illiquidity ceiling"). Although the Adviser disagrees with this position, the Adviser intends to limit each Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. Each Fund will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. Each Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.



Futures Contracts: Each Fund may purchase and sell futures contracts on stock indices, and may purchase and sell Futures Contracts on foreign currencies or indices of foreign currencies ("Futures Contracts"). Each Fund may also purchase and sell Futures Contracts on foreign or domestic fixed income securities or indices of such securities. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable - a process known as "mark-to-market."

Purchases or sales of stock index futures contracts are used to attempt to protect a Fund's current or intended stock investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

Interest rate futures contracts may be purchased or sold to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have.



Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market. A Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities.

As noted in the Prospectus, a Fund may purchase and sell foreign currency futures contracts for hedging purposes, to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.


Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where a Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Forward Contracts: Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time the contract is entered into (a "Forward Contract"), for hedging purposes as well as for non-hedging purposes. Each Fund may also enter into Forward Contracts for "cross-hedging" purposes as noted in the Prospectus. The Fund will enter into Forward Contracts for the purpose of protecting its current or intended investments from fluctuations in currency exchange rates.

A Forward Contract to sell a currency may be entered into where a Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency.

Conversely, the Fund may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire.



If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, the Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. Each Fund does not presently intend to hold Forward Contracts entered into until the value date, at which time it would be required to deliver or accept delivery of the underlying currency, but will seek in most instances to close out positions in such Contracts by entering into offsetting transactions, which will serve to fix the Fund's profit or loss based upon the value of the Contracts at the time the offsetting transaction is executed.

Each Fund has established procedures which require the use of segregated assets or "cover" in connection with the purchase and sale of such Contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, liquid assets, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.



Options on Futures Contracts: Each Fund also may purchase and write options to buy or sell those Futures Contracts in which it may invest ("Options on Futures Contracts") as described above under "Futures Contracts." Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract in the case of a call option, or a "short" position in the underlying Futures Contract in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of initial and variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.



A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same Fund (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund's profit or loss on the transaction.


Options on Futures Contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying Futures Contract, and, like Futures Contracts, are subject to regulation by the
Commodities Futures Trading Commission (the "CFTC") and the performance guarantee of the exchange clearinghouse. In addition, Options on Futures
Contracts may be traded on foreign exchanges. A Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument, or instruments included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if liquid assets representing the difference is segregated by the Fund A Fund may cover the writing of put Options on Futures Contracts (a) through sales of the underlying Futures Contract, (b) through segregation of liquid assets in an amount equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if liquid assets representing the difference is segregated by the Fund. Put and call Options on Futures Contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by a Fund, the Fund will be required to sell the underlying Futures Contract which, if the Fund has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by a Fund is exercised, the Fund will be required to purchase the underlying Futures Contract which, if the Fund has covered its obligation through the sale of such Contract, will close out its futures position.



The writing of a call option on a Futures Contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, a Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

Each Fund may purchase Options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts.

Options on Foreign Currencies: Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or Forward Contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.



Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, each Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates. Each Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received less related transaction costs. As in the case of other types of options, therefore, the writing of Options on Foreign Currencies will constitute only a partial hedge. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, each Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. Foreign currency options written by a Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.



ADDITIONAL RISK FACTORS

Short Sales: The International Opportunities Fund and the Asia Pacific Fund each may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.



A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay in connection with a short sale.



The International Opportunities Fund and the Asia Pacific Fund may each make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short. Each such Fund may also enter into so called "naked" short sales, i.e., when a security identical to or exchangeable into the security borrowed and sold short is not owned by the Fund.



A Fund will not sell short securities whose underlying value, minus any amounts pledged by a Fund as collateral (which does not include the proceeds from the short sale), exceeds 35% of its net assets.



Whenever a Fund engages in short sales, its custodian segregates cash or U.S. Government securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

Options, Futures and Forward Transactions

Risk of imperfect correlation of hedging instruments with a Fund's portfolio. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's portfolio. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. The use of Forward Contracts for "cross hedging" purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, the Fund would experience a loss which is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or Futures Contract in which the Fund has a position and the portfolio securities the Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Fund may enter into transactions in Forward Contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such instruments. In such instances, the Fund will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged. It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Fund enters into transactions in options, or futures on narrowly-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Fund's portfolio or the intended acquisitions being hedged.

The trading of Futures Contracts, options and Forward Contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and Forward Contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and Options on Futures Contracts, a Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Fund in connection with such transactions.

In writing a covered call option on a security, index or futures contract, a Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where a Fund covers a call option written on a stock index through segregation of securities, such securities may not match the composition of the index, and the Fund may not be fully covered. As a result, the Fund could be subject to risk of loss in the event of adverse market movements.

The writing of options on securities, options on stock indices or Options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Fund's portfolio. When a Fund writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Fund's portfolio holdings or any increase in the cost of the instruments to be acquired.

Where the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Fund will incur a loss which may only be partially offset by the amount of the premium it received.

Moreover, by writing an option, a Fund may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired. In the event of the occurrence of any of the foregoing adverse market events, a Fund's overall return may be lower than if it had not engaged in the hedging transactions.

The Funds may enter  transactions  in  options  (except  for  Options on Foreign
Currencies), Futures Contracts, Options on Futures Contracts and Forward Contracts for non-hedging purposes as well as hedging purposes. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The Funds will only write covered options, such that liquid assets necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by a Fund may not fully protect it against risk of loss and, in any event, the Fund could suffer losses on the option position which might not be offset by corresponding portfolio gains. Entering into transactions in Futures Contracts, Options on Futures Contracts and Forward Contracts for other than hedging purposes could expose the Fund to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated.

With respect to the writing of straddles on securities, a Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing a Fund with two simultaneous premiums on the same security, but involve additional risk, since the Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a potential lack of a liquid secondary market. Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Funds will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by a Fund, and the Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Fund's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day.

Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved to the daily limit on a number of consecutive trading days.

The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin. Because of low initial margin deposits made upon the opening of a futures or forward position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Fund or decreases in the prices of securities or other assets the Fund intends to acquire. Where a Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

Trading and position limits. The exchange on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolios of the Fund.

Risks of Options on Futures Contracts. The amount of risk a Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

Risks of transactions related to foreign currencies and transactions not conducted on U.S. exchanges. Transactions in Forward Contracts on foreign currencies, as well as futures and options on foreign currencies and
transactions  executed  on  foreign  exchanges,   are  subject  to  all  of  the
correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options market until the following day, thereby making it more difficult for the Fund to respond to such events in a timely manner.

Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike transactions entered into by a Fund in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of Forward Contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Fund could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Fund's ability to enter into desired hedging transactions. A Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Options on securities, options on stock indices, Futures Contracts, Options on Futures Contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.



Policies on the use of futures and options on futures contracts. In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that a Fund enter into transactions in Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies traded on a CFTC-regulated exchange only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-bona fide purposes, provided that the aggregate initial margin and premiums required to establish such non-bona fide hedging positions does not exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts a Fund has entered into, and excluding, in computing such 5%, the in-the-money amount with respect to an option that is in-the-money of the time of purchase.

Risks of investing in Lower Rated Bonds

Each Fund may invest in fixed income securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"), and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

The International Value Fund and the Asia Pacific Fund each may also invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps, and comparable unrated securities (commonly known as "junk bonds") to the extent described in the Prospectus. No minimum rating standard is required by the International Value Fund or the Asia Pacific Fund. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.



While the Adviser may refer to ratings issued by established credit rating agencies, it is not a Fund's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. To the extent a Fund invests in these lower rated securities, the achievement of its investment objectives may be more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds.

                    -------------------------------

The policies stated above are not fundamental and may be changed without shareholder approval, as may each Fund's investment objective.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of a Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable or (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable are represented in person or by proxy):

Each Fund may not:

(1) borrow amounts in excess of 331/3 of its total assets including amounts borrowed;

(2) underwrite securities issued by other persons except insofar as a Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

(3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. Each Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign
Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities;

(4) issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), short sale, Forward Contracts,
Futures Contracts, any other type of futures contract, and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security;



(5) make loans to other persons; for these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of a Fund's assets in repurchase agreements, shall not be considered the making of a loan; or



(6) purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

Except with respect to Investment Restriction (1) above and policy (1) below, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

In addition, each Fund has the following nonfundamental policies which may be changed without shareholder approval. Each Fund will not:

   (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of a Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of a Fund's limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegee), will not be subject to this 15% limitation;

   (2) invest for the purpose of exercising control or management; or

   (3) pledge, mortgage or hypothecate in excess of 33 1/3% of its total assets. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), any short sale, any type of futures contract (including Futures Contracts), Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets.

3.       MANAGEMENT OF THE FUNDS

The Trust's Board of Trustees provides broad supervision over the affairs of each Fund. The Adviser is responsible for the investment management of each Fund's assets, and the officers of the Trust are responsible for its operations. The Trustees and officers are listed below, together with their ages and principal occupations during the past five years.
(Their titles may have varied during that period.)

Trustees
RICHARD B. BAILEY* (born 9/14/26)
Private  Investor;  Massachusetts  Financial  Services  Company,  former
     Chairman (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

PETER G. HARWOOD (born 4/3/26)
Private Investor
Address:  211 Lindsay Pond Road, Concord, Massachusetts

J. ATWOOD IVES (born 5/1/36)
Eastern Enterprises (diversified services company), Chairman and Chief Executive
     Officer
Address:  9 Riverside Road, Weston, Massachusetts

LAWRENCE T. PERERA (born 6/23/35)
Hemenway & Barnes (attorneys), Partner
Address:  60 State Street, Boston, Massachusetts

WILLIAM J. POORVU (born 4/10/35)
Harvard  University   Graduate  School  of  Business   Administration,   Adjunct
     Professor; CBL & Associates Properties, Inc. (a real estate investment trust), Director; The Baupost Fund (a registered investment company),
     Vice Chairman (since November 1993), Chairman and Trustee prior to November
     1993)
Address:  Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts

CHARLES W. SCHMIDT (born 3/18/28)
Private Investor; OHM Corporation, Director; Mohawk Paper Company, Director
Address:  30 Colpitts Road, Weston, Massachusetts

ARNOLD D. SCOTT* (born 12/16/42)
Massachusetts Financial Services Company, Senior Executive Vice President, Secretary and Director

JEFFREY L. SHAMES* (born 6/2/55)


Massachusetts Financial Services Company, Chairman, Chief Executive Officer, President and Director



ELAINE R. SMITH (born 4/25/46)
Independent Consultant
Address:  Weston, Massachusetts

DAVID B. STONE (born 9/2/27)


North American Management Corp. (investment adviser), Chairman and Director; Eastern Enterprises, Trustee
Address:  10 Post Office Square, Suite 300, Boston, Massachusetts


Officers

W. THOMAS LONDON,* Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice President

JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
Massachusetts Financial Services Company, Vice President

ELLEN MOYNIHAN, * Assistant Treasurer (born 11/13/57)
Massachusetts Financial Services Company, Vice President (since September,
     1996); Deloitte & Touche, LLP, Senior Manager (until September 1996)

MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
Massachusetts  Financial Services Company,  Vice President (since March,  1997);
    Putnam Investments, Vice President (from September 1994 until March 1997); Ernst & Young, Senior Tax Manager (until September 1994)

STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

-----------------------------

* "Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.



Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada ("Sun Life").



While each Fund pays the compensation of the non-interested Trustees and Mr. Bailey, the Trustees are currently waiving their rights to receive such fees.

Each Fund has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under this plan, a Trustee will retire upon reaching age 75 and if the Trustee has completed at least five years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 75 and receive reduced payments if he has completed at least five years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Scott and Shames. Each Fund will accrue its allocable portion of compensation expenses under the retirement plan each year to cover the current year's service and amortize past service cost.

-------------------------------------------------------------------------------
                             TRUSTEE COMPENSATION TABLE
-------------------------------------------------------------------------------

                            RETIREMENT       TOTAL
                TRUSTEE      BENEFIT        TRUSTEE
                  FEES       ACCRUED          FEES
                  FROM       AS PART          FROM
                  EACH       OF FUND          FUND
   TRUSTEE      FUND(1)     EXPENSE(1)     COMPLEX(2)

Richard B.       $0            $0        $247,168
Bailey

Peter G.          0             0        105,995
Harwood

J. Atwood         0             0         98,750
Ives

Lawrence          0             0         98,310
T. Perera

William J.        0             0        102,840
Poorvu



Charles           0             0        105,995
W. Schmidt



Arnold D.         0             0              0
Scott

Jeffrey L.        0             0              0
Shames

David B.          0             0        108,710
Stone

Elaine R.         0             0        105,995
Smith

1)   Estimated for the fiscal year ending September 30, 1998.
2) For calendar year 1996. All non-interested Trustees served as Trustees of 27 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $21.1 billion) while Mr. Bailey served as Trustee of 85 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.4 billion).



As of March 31, 1998, the Trustees owned less than 1% of the shares of each Fund, not including the Class I shares owned of record by the MFS Defined Contribution Plan of which Messrs. Scott and Shames are Trustees (see next paragraph).

As of March 31, 1998, MFS Defined Contribution Plan, 500 Boylston Street, Boston, MA owned 99.98% of the Class I shares of each Fund; MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA owned 76.15%, 96.87%, 82.24% and 92.03% of the Class A shares of International Strategic Growth Fund, International Value Fund, Asia Pacific Fund and International Opportunities Fund, respectively; and David R. Mannheim, Wellesley, MA, owned 13.14% of the Class A shares of International Strategic Growth Fund.



The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities of the Trust or its shareholders, it is determined that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that they have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Adviser



MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life.



Investment Advisory Agreements -- The Adviser manages each Fund pursuant to separate Investment Advisory Agreements, dated October 8, 1997 (the "Advisory Agreements"). The Adviser provides each Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For these services, the Adviser receives an annual management fee, computed and paid monthly, as disclosed in the Prospectus under the heading "Management of the Funds."

Each Advisory Agreement will remain in effect until October 8, 1999, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's shares (as defined in "Investment Objective, Policies and Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

Each Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's shares (as defined in "Investment Objectives, Policies and Restrictions"), or by either party on not more than 60 days' nor less than 30 days' written notice. Each Advisory Agreement provides that if MFS ceases to serve as the Adviser to the Fund, the Fund will change its name so as to delete the initials "MFS" and that MFS may render services to others and may permit other fund clients to use the initials "MFS" in their names. Each Advisory Agreement also provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.



Administrator

MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, the Fund pays MFS an administrative fee of up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.

Custodian

State Street Bank and Trust Company (the "Custodian") is the custodian of each Fund's assets. The Custodian's responsibilities include safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on each Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of each class of shares of each Fund. The Custodian does not determine the investment policies of each Fund or decide which securities a Fund will buy or sell. Each Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. The Custodian also acts as the dividend disbursing agent of each Fund.



Shareholder Servicing Agent



MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is each Fund's shareholder servicing agent, pursuant to a
Shareholder Servicing Agreement effective August 1, 1985, as amended (the "Agency Agreement") with the Trust. The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records in connection with the issuance, transfer and redemption of each class of shares of each Fund. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of 0.1125%. In addition, the Shareholder Servicing Agent will be reimbursed by each Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Fund. The Custodian has contracted with the Shareholder Servicing Agent to perform certain dividend and distribution disbursing agent functions for the Fund.



Distributor

MFD, a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of each Fund pursuant to a Distribution Agreement with the Trust dated as of January 1, 1995 (the "Distribution Agreement").

Class A Shares: MFD acts as agent in selling Class A shares of each Fund to dealers. The public offering price of Class A shares of each Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of a Class A share of each Fund is calculated by dividing the net asset value of a Class A share by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of each Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs" below). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs" below).

Class A shares of each Fund may be sold at their net asset value to certain persons and in certain instances, as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or a Fund have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The difference between the total amount invested and the sum of (a) the net proceeds to a Fund and (b) the dealer commission, is the commission paid to the distributor. Because of rounding in the computation of offering price, the portion of the sales charge paid to the distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge, the dealer retains 4.00% and MFD retains approximately 3/4 of 1% of the public offering price. MFD, on behalf of each Fund, pays a commission to dealers who initiate and are responsible for purchases of $1 million or more as described in the Prospectus.

Class B Shares, Class C Shares and Class I Shares: MFD acts as agent in selling Class B, Class C and Class I shares of each Fund. The public offering price of Class B, Class C and Class I shares is their net asset value next computed after the sale (see "Purchases" in the Prospectus and the Prospectus supplement pursuant to which Class I shares are offered).

GENERAL: Neither MFD nor dealers are permitted to delay placing orders to benefit themselves by a price change. On occasion, MFD may obtain brokers loans from various banks, including the custodian banks for the MFS Funds, to facilitate the settlement of sales of shares of a Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares.

The Distribution Agreement will remain in effect until August 1, 1998 and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Objective, Policies and Restrictions -- Investment Restrictions") and in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.

4.       PORTFOLIO TRANSACTIONS AND
         BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Funds are made by persons affiliated with the Adviser. Any such person may serve other clients of the Adviser, or any subsidiary of the Adviser, in a similar capacity. Changes in each Fund's investments are reviewed by the Board of Trustees.



The primary consideration in placing portfolio security transactions is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and broker-dealers through which it seeks this result. In the U.S. and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by the Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.


Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of a Fund and of the other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Under an Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the Adviser, an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction, if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their respective overall responsibilities to the Fund or to their other clients. Not all of such services are useful or of value in advising a Fund.

The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of a Fund and the Adviser's other clients in part for providing advice as to the availability  of  securities  or of  purchasers  or  sellers of  securities  and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of a Fund. The Trustees (together with the Trustees of the other MFS Funds) have directed the Adviser to allocate a total of $54,160 of commission business from the MFS Funds to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between a Fund and the Adviser).


The Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. The Adviser sometimes uses evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions.

The management fee of the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research service. To the extent a Fund's portfolio transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid for such portfolio transactions, or for such portfolio transactions and research, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both a Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of one or more of the other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for a Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, a Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.

5.       SHAREHOLDER SERVICES

Investment and Withdrawal Programs -- Each Fund makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. These are described below and, in certain cases, in the Prospectus. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or a Fund.

         Letter of Intent: If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of a Fund alone or in combination with shares of any class of MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period, in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Account Application or filing a separate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36 months in the case of purchases of $1 million or more) plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of a Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month period or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

         Right of Accumulation: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, Class B and Class C shares of that shareholder in the MFS Funds or MFS Fixed Fund reaches a discount level. See "Purchases" in the Prospectus for the sales charges on quantity discounts. For example, if a shareholder owns shares with a current offering price value of $75,000 and purchases an additional $25,000 of Class A shares of a Fund, the sales charge for the $25,000 purchase would be at the rate of

4.00% (the rate applicable to single transactions of $100,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

         Subsequent Investment by Telephone. Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

         Distribution Investment Program: Distributions of dividends and capital gains made by a Fund with respect to a particular class of shares may be automatically invested in shares of the same class of one of the other MFS Funds, if shares of that fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge) and will not be subject to any CDSC. Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment.

         Systematic Withdrawal Plan: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan ("SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP generally are limited to 10% of the value of the account at the time of establishment of the SWP. SWP payments are drawn from the proceeds of share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B and Class C shares will be made in the following order: (i) any "Reinvested Shares"; (ii) to the extent necessary, any "Free Amount"; and (iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B and Class C shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be received in full and fractional shares of a Fund at the net asset value in effect at the close of business on the record date for such distributions. To initiate this service, shares having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. With respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of a Fund, change the payee or change the dollar amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by a Fund with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that a Fund ceases to assume the cost of these services. Each Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund.
Any SWP may be terminated at any time by either the shareholder or a Fund.

         Invest by Mail: Additional investments of $50 or more may be made at any time by mailing a check payable to a Fund directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

         Group Purchases: A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not the Letter of Intent) obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment Adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.

         Automatic Exchange Plan: Shareholders having account balances of at least $5,000 in any MFS Fund may participate in the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder (if available for sale). Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial transfer will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund, as long as the balance of the account is sufficient to complete the exchanges. Additional payments made to a shareholder's account will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchanges until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.

No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the Funds to which exchanges are to be made and the timing of exchanges (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received by telephone or in writing before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges are not affected by a shareholder's participation in the Automatic Exchange Plan. The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan, including the treatment of any CDSC, see "Exchange Privilege" below.

         Reinstatement Privilege: Shareholders of each Fund and shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund in the case where shares of such funds are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of
MFS Cash Reserve Fund, the shareholder has the right to exchange the acquired shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or 12 months of the initial purchase in the case of Class C shares and certain Class A shares, a CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.

Exchange Privilege -- Subject to the requirements set forth below, some or all of the shares of the same class in an account with a Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds (if available for sale and if purchaser is eligible to purchase the Class of shares) at net asset value. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent.

Each Exchange Request must be in proper form (i.e., if in writing -signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of shares of the same class of the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless both the shares received and the shares surrendered in the exchange are held in a tax-deferred retirement plan or other tax-exempt account. No more than five exchanges may be made in any one Exchange Request by telephone. If the Exchange Request is received by the Shareholder Servicing Agent prior to the close of regular trading on the Exchange the exchange usually will occur on that day if all the requirements set forth above have been complied with at that time. However, payment of the redemption proceeds by a Fund, and thus the purchase of shares of the other MFS Fund, may be delayed for up to seven days if the Fund determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by MFD may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the requirements set forth above.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any exchange. Shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and Class A Shares of MFS Cash Reserve Fund for shares acquired through direct purchase and dividends reinvested prior to June 1, 1992) have the right to exchange their shares for shares of each Fund, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund have the right to exchange their units (except units acquired through direct purchases) for shares of a Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each state-specific series of MFS Municipal Series Trust may only benefit residents of such states. Investors should consult with their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws. The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations (see "Purchases" in the Prospectus).

Tax-Deferred Retirement Plans -- Shares of each Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:


     Traditional Individual Retirement Accounts (IRAs) (for individuals who desire to make limited contributions to a tax-deferred retirement program and, if eligible, to receive a federal Income tax deduction for amounts contributed);
     Roth Individual Retirement Accounts (Roth IRAs) (for individuals who desire to make limited contributions to a tax-favored retirement program);



      Simplified Employee Pension (SEP-IRA) Plans;
      Retirement Plans Qualified under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"); 403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations); and
      Certain other qualified pension and profit-sharing plans.

The plan  documents  provided by MFD  designate a trustee or  custodian  (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by the trustee, custodian or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

An investor should consult with his tax adviser before establishing any of the tax-deferred retirement plans described above.

Class C shares are not currently available for purchase by any retirement plan qualified under Code Section 401(a) or 403(b) if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar Section 401(a) or 403(b) recordkeeping program made available by the Shareholder Servicing Agent.

6.       TAX STATUS

Each Fund intends to elect to be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that any Fund will be required to pay any federal income or excise taxes, although a Fund's foreign-source income may be subject to foreign withholding taxes. If a Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Shareholders of each Fund will normally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes whether the distributions are paid in cash or reinvested in additional shares. Distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to a Fund's shareholders as long-term capital gains without regard to the length of time shareholders have owned their shares. It is uncertain at this time whether all or any part of such capital gains will be eligible to be taxed at a maximum rate below 28%. Fund dividends that are declared in October, November or December, that are payable to shareholders of record in such a month, and that are paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared. Each Fund will notify shareholders regarding the federal tax status of the Fund's distributions after the end of each calendar year.

Any distribution will have the effect of reducing the per share net asset value of shares in a Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than 12 months and otherwise as a short-term capital gain or loss; a long-term capital gain will be eligible for reduced tax rates if the shares were held for more than 18 months. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of a Fund within 90 days after their purchase followed by any purchase without payment of an additional sales charge (including purchases by exchange or by reinvestment) of Class A shares of that Fund or of another MFS Fund (or any other shares of an MFS Fund generally sold subject to a sales charge).

Each Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders and may, under certain circumstances, make an economic return of capital taxable to shareholders. A Fund's investments in zero coupon bonds, deferred interest bonds, PIK bonds, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Each Fund's transactions in options, Futures Contracts, Forward Contracts, short sales "against the box," and swaps and related transactions will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on such day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund will limit its activities in options, Futures Contracts, Forward Contracts and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

Special tax considerations apply with respect to foreign investments of a Fund. Foreign exchange gains or losses realized by a Fund will generally be treated as ordinary income or losses. Use of foreign currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on the Fund. Each Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each year. This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

Investment income received by a Fund from foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known. If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to its shareholders foreign income taxes paid. If a Fund so elects, its shareholders will be required to treat their pro rata portions of the foreign income taxes paid by that Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to "pass through" to its shareholders foreign income taxes paid by it, its shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by that Fund.

Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold U.S. federal income tax at the rate of 30% on dividends and other payments made to Non-U.S. Persons that are subject to such withholding, regardless of whether a lower treaty rate may be permitted. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period applicable to such claims. Distributions received from a Fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and the proceeds of redemptions and exchanges paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding.

A Fund will not be required to pay Massachusetts income or excise taxes as long as it qualifies as a regulated investment company under the Code.

7.       DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for each Fund (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit each Fund and each respective class of shareholders. The provisions of the Distribution Plan are severable with respect to each Class of shares offered by each Fund. The Distribution Plan is designed to promote sales, thereby increasing the net assets of each Fund. Such an increase may reduce the expense ratio to the extent a Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effect that could result were a Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of a Fund will increase or that the other benefits referred to above will be realized.

The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES: With respect to Class A shares, no service fees will be paid: (i) to any dealer who is the holder or dealer or record for investors who own Class A shares having an aggregate net asset value less than $750,000, or such other amount as may be determined from time to time by MFD (MFD, however, may waive this minimum amount requirement from time to time); or (ii) to any insurance company which has entered into an agreement with the Fund and MFD that permits such insurance company to purchase Class A shares from a Fund at their net asset value in connection with annuity agreements issued in connection with the insurance company's separate accounts. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

With respect to Class B shares, except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount requirement from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.

DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plan is to compensate MFD for its distribution services to a Fund. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expense and equipment.

GENERAL: The Distribution Plan will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Trustees who are not "interested persons" or financially interested parties of such Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions"). All agreements relating to any of the Distribution Plan entered into between the Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of a Fund's shares. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions") or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in the Distribution Plan or in any related agreement.

8.       DETERMINATION OF NET ASSET VALUE AND PERFORMANCE



Net Asset Value: The net asset value per share of each class of each Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Equity securities in a Fund's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ stock market for unlisted national market issues, or at the last quoted bid price for listed securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ stock market. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities, futures contracts and options in a Fund's portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the NASDAQ stock market, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Short-term
obligations  in  a  Fund's   portfolio  are  valued  at  amortized  cost,  which
constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of regular trading on the Exchange which will not be reflected in the computation of a Fund's net asset value unless the Trustees deem that such event would materially affect the net asset value in which case an adjustment would be made.



All investments and assets are expressed in U.S. dollars based upon current currency exchange rates. A share's net asset value is effective for orders received by the dealer prior to its calculation and received by MFD prior to the close of that business day.

PERFORMANCE INFORMATION

Total Rate of Return: Each Fund will calculate its total rate of return for each class of shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested and reflecting the CDSC or the maximum public offering price) to reach the value of that investment at the end of the periods. Each Fund may also calculate (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares and 1% maximum for Class C shares) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return since the value of the initial account will not be reduced by the sales charge (4.75% maximum with respect to Class A shares) and/or (iii) a total rate of return which represents aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of the maximum or other sales charge or CDSC.



Each Fund offers multiple classes of shares which were initially offered for sale to, and purchased by, the public on different dates (the class "inception date"). The calculation of total rate of return for a class of shares which has a later inception date than another class of shares of a Fund is based both on
(i) the performance of the Fund's newer class from its inception date and (ii) the performance of the Fund's oldest class from its inception date up to the class inception date of the newer class.

As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of a Fund's classes of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Total rate of return quotations for each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."

Total rate of return figures would have been lower if fee reductions were not in place. These figures are not calculated on an annualized basis. The aggregate total return represents a limited time frame and may not be indicative of future performance.



General: From time to time each Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following: Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund
performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals. Each Fund may also quote evaluations mentioned in independent radio or television broadcasts and use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

From time to time, each Fund may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.

From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planningsm program, an intergenerational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and other similar or related matters.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS Firsts:  MFS has a long history of innovations.

-------------- --------------------------------------------
-- 1924 --     Massachusetts Investors Trust is
               established as the first open-end mutual
               fund in America.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1924 --     Massachusetts Investors Trust is the
               first mutual fund to make full public
               disclosure of its operations in
               shareholder reports.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1932 --     One of the first internal research
               departments is established to provide
               in-house analytical capability for an
               investment management firm.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1933 --     Massachusetts Investors Trust is the
               first mutual fund to register under the
               Securities Act of 1933 ("Truth in
               Securities Act" or "Full Disclosure Act").
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1936 --     Massachusetts Investors Trust is the
               first mutual fund to allow shareholders
               to take capital gain distributions either
               in additional shares or in cash.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1976 --     MFS(R)Municipal Bond Fund is among the
               first municipal bond funds established.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1979 --     Spectrum becomes the first combination
               fixed/ variable annuity with no initial
               sales charge.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1981 --     MFS(R)World Governments Fund is
               established as America's first globally
               diversified fixed-income mutual fund.
-------------- --------------------------------------------
-------------- --------------------------------------------
- 1984 --      MFS(R)Municipal High Income Fund is the
               first open-end mutual fund to seek high
               tax-free income from lower-rated
               municipal securities.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1986 --     MFS(R)Managed Sectors Fund becomes the
               first mutual fund to target and shift
               investments among industry sectors for
               shareholders.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1986 --     MFS(R)Municipal Income Trust is the first
               closed-end, high-yield municipal bond
               fund traded on the New York Stock
               Exchange.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1987 --     MFS(R)Multimarket Income Trust is the
               first closed-end, multimarket high income
               fund listed on the New York Stock
               Exchange.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1989 --     MFS(R)Regatta becomes America's first
               non-qualified market value adjusted
               fixed/variable annuity.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1990 --     MFS(R)World Total Return Fund is the first
               global balanced fund.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1993 --     MFS(R)World Growth Fund is the first
               global emerging markets fund to offer the
               expertise of two sub-advisers.
-------------- --------------------------------------------
-------------- --------------------------------------------



-- 1993 --     MFS(R)becomes money manager of MFS(R)Union
               Standard(R)Equity Fund, the first Fund to
               invest solely in companies deemed to be
               union-friendly by an advisory board of
               senior labor officials, senior managers
               of companies with significant labor
               contracts, academics and other national
               labor leaders or experts.
-------------- --------------------------------------------
-------------- --------------------------------------------


9.       DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more separate series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of each Fund and two other series. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares of each Fund (Class A, Class B, Class C and Class I shares). Each share of a class of a Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue a number of series and additional classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, the Declaration of Trust provides that a Trustee may be removed from office at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. A meeting of shareholders will be called upon the request of shareholders of record holding in the aggregate not less than 10% of the outstanding voting securities of the Trust. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the Trust's outstanding shares (as defined in "Investment Restrictions"). The Trust or any series of the Trust may be terminated (i) upon the merger or consolidation of the Trust or any series of the Trust with another organization or upon the sale of all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's or the affected series' outstanding shares voting as a single class, or of the affected series of the Trust, except that if the Trustees recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of a Fund, if approved by the vote of the holders of two-thirds of its outstanding shares of the Trust, or (iii) by the Trustees by written notice to its shareholders. If not so terminated, the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the

Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and its shareholders and the Trustees, officers, employees and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

10.      INDEPENDENT AUDITORS

Ernst & Young LLP are each Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the SEC.



The Funds' unaudited Portfolios of Investments and the Statements of Assets and Liabilities at March 31, 1998, the Statements of Operations and the Statements of Changes in Net Assets for the period October 10, 1997 to March 31, 1998, and the Notes to Financial Statements, each of which is included in the Semiannual Report to Shareholders of the Funds in this SAI.

                                                                   Appendix A

                                Performance Quotations

                    Performance Quotations are as of March 31, 1998




                                              Aggregate Annual Total Returns(1)
                                                      Life of Fund(2)
MFS International Opportunities Fund
Class A Shares with sales charge                                        6.11%
Class A Shares without sales charge                                    11.40
Class I Shares                                                         11.40

MFS International Strategic Growth Fund
Class A Shares with sales charge                                        8.97
Class A Shares without sales charge                                    14.40
Class I Shares                                                         14.40

MFS International Value Fund
Class A Shares with sales charge                                       10.20
Class A Shares without sales charge                                    15.70
Class I Shares                                                         15.80

MFS Asia Pacific Fund
Class A Shares with sales charge                                      -16.43
Class A Shares without sales charge                                   -12.26
Class I Shares                                                        -12.26

Class B and Class C shares were not available for sale during the period.


(1) Total rate of return figures would have been lower if certain fee waivers were not in place.
(2) Aggregate total return from inception of Class A and Class I shares on October 9, 1997.

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

Custodian and Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606
Mailing Address:
P.O. Box 2281, Boston, MA 02107-9906

Independent Auditors
Ernst & Young, LLP
200 Clarendon Street
Boston, MA  02116


                       MFS(R) International Opportunities Fund
                      MFS(R) International Strategic Growth Fund
                            MFS(R) International Value Fund
                                MFS(R) Asia Pacific Fund


                                    500 BOYLSTON STREET
                                      BOSTON, MA 02116

                                      [GRAPHIC OMITTED]

         MFS Asia Pacific Fund
         Portfolio of Investments (Unaudited) - March 31, 1998


         Issuer                                                                         Shares            Value

         Stocks - 94.2%

         Australia - 8.0%
         Australia & New Zealand Banking Group Ltd. (Banks and Credit Cos.)*            4,826      $         32,287
         Broken Hill Proprietary Co. Ltd. (Mining)                                      4,034                41,258
         Fletcher Challenge Paper, ADR (Paper Products)                                 1,400                19,688
         Mayne Nickless Ltd. (Business Services)                                        2,000                10,333
         QBE Insurance Group Ltd. (Insurance)                                           8,225                35,958
         Westpac Banking Corp. Ltd., ADR (Banks and Credit Cos.)                        1,000                33,875
                                                                                                   ----------------
                                                                                                   $        173,399

         Canada - 1.1%
         Bell Canada International, Inc. (Telecommunications)*                          1,100      $         24,613

         China - 1.0%
         Huaneng Power International, Inc., ADR (Utilities - Electric)*                   900      $         21,150

         Hong Kong - 19.6%
         Asia Electronics Holding Co. (Electronics)*                                    1,500      $         13,031
         Cheung Kong Holdings Ltd. (Real Estate)                                       13,000                92,280
         Citic Pacific Ltd. (Conglomerate)                                              4,000                14,145
         Hong Kong & China Gas Ltd. (Oil and Gas)                                      10,000                16,778
         Hong Kong Electric Holdings Ltd. (Utilities-Electric)                          5,000                17,165
         Hutchison Whampoa Ltd. (Conglomerate)                                         14,000                98,475
         Li & Fung Ltd. (Wholesale)                                                    34,000                53,974
         Liu Chong Hing Bank (Banks and Credit Cos.)                                   19,000                30,652
         National Mutual Asia Ltd. (Insurance)                                         24,000                19,824
         Sun Hung Kai Properties Ltd. (Real Estate)                                     4,000                27,232
         Wing Hang Bank Ltd. (Banks and Credit Cos.)                                   14,000                41,558
                                                                                                   ----------------
                                                                                                   $        425,114

         India - 0.3%
         Mahanagar Telephone Nigam Ltd., GDR (Utilities-Telephone)*                       400      $          6,870

         Indonesia - 1.0%
         PT Indah Kiat Pulp & Paper Corp. (Paper Products)                             90,000      $         22,500

         Japan - 33.0%
         Aeon Credit Service Co. Ltd. (Financial Services)                                480      $         22,273
         AFLAC, Inc. (Insurance)                                                          700                44,275
         Bank of Tokyo Ltd. (Banks and Credit Cos.)                                     2,000                24,288
         Bridgestone Corp. (Tire and Rubber)                                            2,000                45,277
         Canon, Inc. (Office Equipment)                                                 2,000                45,128
         Fujimi, Inc. (Electronics)                                                       550                21,769
         Keyence Corp. (Electronics)                                                      300                41,379
         Kinki Coca-Cola Bottling Co. (Beverages)                                       3,000                33,958
         Kirin Beverage Corp. (Beverages)                                               1,000                19,116
         Meitec Corp. (Computer Software - Systems)                                     1,000                31,259
         Nippon Broadcasting System (Broadcasting)                                      1,000                40,180
         Nippon Telephone & Telegraph Co. (Utilities - Telephone)                           4                33,283
         NTT Data Corp. (Telecommunications)                                                1                44,453
         Secom Co. (Consumer Goods and Services)                                        1,000                61,095
         Shohkoh Fund & Co. Ltd. (Financial Services)                                     100                33,358
         Sony Corp. (Electronics)                                                         700                59,295
         Takeda Chemical Industries (Pharmaceuticals)                                   1,000                25,412
         TDK Corp., ADR (Electronics)                                                     520                39,910
         Terumo Corp. (Pharmaceuticals)                                                 2,000                28,036
         Ushio, Inc. (Electronics)                                                      3,000                23,164
                                                                                                   ----------------
                                                                                                   $        716,908

         Malaysia - 1.7%
         New Straits Times Press Berhad (Printing and Publishing)                      23,000      $         36,016

         New Zealand - 0.5%
         Telecom Corp. of New Zealand Ltd. (Utilities - Telephone)                        300      $         11,531

         Philippines - 3.7%
         San Miguel Corp., "B" (Brewery)                                               15,000      $         26,211
         SM Prime Holding, Inc. (Real Estate)                                         281,000                55,055
                                                                                                   ----------------
                                                                                                   $         81,266

         Singapore - 14.5%
         Datacraft Asia Ltd. (Telecommunications)                                      25,000      $         81,000
         Development Bank of Singapore Ltd. (Banks and Credit Cos.)                     6,600                48,238
         Hong Leong Finance Ltd. (Finance) +                                           27,000                45,990
         Mandarin Oriental International Ltd. (Restaurants and Lodgings)*              21,000                16,800
         Overseas Union Bank (Finance)                                                 10,000                39,021
         Overseas-Chinese Banking Corp. Ltd. (Finance)                                  1,000                 5,636
         Singapore Land Ltd. (Conglomerate)                                            15,000                48,312
         Singapore Press Holdings Ltd. (Printing & Publishing)                          2,552                29,243
                                                                                                   ----------------
                                                                                                   $        314,240

         South Korea - 1.4%
         Pohang Iron & Steel Co. Ltd., ADR (Steel)                                      1,550      $         30,031

         Taiwan - 1.1%
         Acer, Inc., GDR (Computer Hardware)                                            2,400      $         24,480

         United Kingdom - 7.3%
         HSBC Holdings PLC (Financial Services)*                                        3,600      $        110,116
         Tanjong PLC (Entertainment)                                                   20,000                48,900
                                                                                                   ----------------
                                                                                                   $        159,016

         Total Stocks (Identified Cost, $2,198,950)                                                $      2,047,134


         Rights                                                                         Shares
-------------------------------------------------------------------------------------------------------------------

         Development Bank of Singapore (Banks and Credit Cos.), (Identified Cost, $0)  1,200       $              0

-------------------------------------------------------------------------------------------------------------------

Principal Amount
         Short-Term Obligations -- 6.9%                                                 (000 Omitted)
-------------------------------------------------------------------------------------------------------------------

         Federal National Mortgage Assn., due 4/01/98, at Amortized Cost   $              150      $        150,000

         Total Investments (Identified Cost, $2,348,950 )                                          $      2,197,134

         Securities Sold Short -- (1.1%)
-------------------------------------------------------------------------------------------------------------------

         Malayan Banking Berhad (Banks and Credit Cos.) (Proceeds Received, $23,099)$ (6,000)      $       (23,077)

         Other Assets, Less Liabilities -- 0.0%                                                                 249

         Net Assets -- 100.0%                                                                      $      2,174,306


         *   Non-income producing security
         ##  SEC Rule 144A restriction
         +   Restricted Securities

         See notes to financial statements

         MFS International Opportunities Fund
         Portfolio of investments (Unaudited) - March 31, 1998

         Issuer                                                                         Shares            Value
         Stocks -  98.7%

         Foreign Stocks - 97.5%

         Australia - 1.9%
         QBE Insurance Group Ltd. (Insurance)                                           4,133      $         18,069
         Westpac Banking Corp. Ltd. Corp. (Banks and Credit Cos.)                       1,032                 6,918
                                                                                                   ----------------
                                                                                                   $         24,987

         Brazil - 6.2%
         Cia Electrict est Rio Janeiro (Utilities - Electric)                          16,300      $         11,326
         Cia Riogrand Telec (Utilities - Telephone)                                    10,000                12,578
         Companhia Paranaense De Energy, ADR (Utilities - Electric)                       975                14,199
         Hunter Douglas N.V., ADR (Consumer Goods and Services)*                          140                 6,383
         Telecomunicacoes Brasileiras S.A., ADR (Telecommunications)                      214                27,780
         Uniao de Banco Brasiliero S.A. (Banks and Credit Cos.)                           200                 7,250
                                                                                                   ----------------
                                                                                                   $         79,516

         Canada - 2.3%
         Canadian National Railway Co. (Railroads)                                        470      $         30,080

         Chile - 1.0%
         Chilectra S.A., ADR (Utilities - Electric)                                       305      $          8,235
         Santa Isabel S.A., ADR (Stores)##                                                228                 4,147
                                                                                                   ----------------
                                                                                                   $         12,382

         Egypt - 0.7%
         Commercial International Bank, GDR (Banks and Credit Cos.)##                     250      $          4,600
         Suez Cement Co., GDR (Construction)                                              100                 2,135
         Suez Cement Co., GDR (Construction)##                                            100                 2,135
                                                                                                   ----------------
                                                                                                   $          8,870

         Finland - 2.3%
         Pohjola (Insurance)                                                              280      $         12,979
         TT Tieto Oy (Computer Software - Systems)                                        100                16,936
                                                                                                   ----------------
                                                                                                   $         29,915

         France - 9.0%
         Alcatel Alsthom Compagnie (Telecommunications)                                   120      $         22,535
         Compagnie Generale de Geophysique S.A., ADR (Oil Services)*                      495                12,746
         Dassault Systemes S.A., ADR (Computer Software - Systems)                        335                13,233
         Renault Regie Nationale (Automobiles)                                            175                 7,799
         Sanofi (Medical and Health Products)                                              84                 9,644
         TOTAL S.A., "B" (Oils)                                                           130                15,618
         TV Francaise (Broadcasting)                                                       57                 7,087
         Union des Assurances Federales S.A. (Insurance)                                  160                26,301
                                                                                                   ----------------
                                                                                                   $        114,963

         Germany - 4.6%
         Adidas-Salomon AG (Apparel and Textiles)                                          53      $          9,404
         Henkel KGaA (Chemicals)                                                          440                31,995
         Wella AG (Cosmetics)                                                              20                17,205
                                                                                                   ----------------
                                                                                                   $         58,604

         Greece - 1.9%
         Athens Medic Center, GDR (Medical and Health Technology and Services)            710      $         11,728
         Hellenic Telecommunication Organization S.A., GDR (Telecommunications)           490                12,275
                                                                                                   ----------------
                                                                                                   $         24,003

         Hong Kong - 5.1%
         Cheung Kong Holdings Ltd. (Real Estate)                                        1,000      $          7,098
         Hutchison Whampoa Ltd. (Conglomerate)                                          2,000                14,068

         Li & Fung Ltd. (Wholesale)                                                     4,000                 6,350
         Liu Chong Hing Bank (Banks and Credit Cos.)                                    4,000                 6,453
         Wing Hang Bank Ltd. (Banks and Credit Cos.)                                   10,500                31,169
                                                                                                   ----------------
                                                                                                   $         65,138

         Hungary - 0.8%
         Gedeon Richter Ltd. (Pharmaceuticals)                                             40      $          4,140
         Magyar Tavkozlesi Rt. (Telecommunications)*                                      200                 6,225
                                                                                                   ----------------
                                                                                                   $         10,365

         Ireland - 3.6%
         Allied Irish Banks (Banks and Credit Cos.)*                                    1,438      $         17,758
         Anglo Irish Bank Corp. PLC (Banks and Credit Cos.)*                           12,084                28,145
                                                                                                   ----------------
                                                                                                   $         45,903

         Italy - 4.4%
         Banca Carige S.p.A. (Banks and Credit Cos.)                                    1,200      $         13,435
         Banca Nazionale del Lavoro (Banks and Credit Cos.)                               450                12,164
         Industrie Natuzzi S.p.A., ADR (Consumer Goods and Services)                      612                16,906
         Telecom Italia S.p.A. (Telecommunications)*                                    1,700                13,403
                                                                                                   ----------------
                                                                                                   $         55,908

         Japan - 5.3%
         Aeon Credit Service Co. Ltd. (Financial Services)                                200      $          9,280
         Aiful Corp. (Financial Services)                                                 100                 6,297
         Canon, Inc., ADR (Special Products and Services)                                 500                11,406
         Fujimi, Inc. (Electronics)                                                       110                 4,354
         Osaka Sanso Kogyo Ltd. (Chemicals)                                             5,000                 8,621
         Sony Corp., ADR (Electronics)                                                    243                20,670
         Ushio, Inc. (Electronics)                                                      1,000                 7,721
                                                                                                   ----------------
                                                                                                   $         68,349

         Malaysia - 1.2%
         New Straits Times Press Berhad (Printing and Publishing)                      10,000      $         15,659
         Tanjong PLC (Entertainment)                                                    9,000                22,005
                                                                                                   ----------------
                                                                                                   $         37,664
         Netherlands - 12.5%
         Akzo Nobel N.V. (Chemicals)                                                      134      $         27,235
         Benckiser N.V. (Consumer Goods and Services)*                                    490                27,067
         Brunel International N.V. (Human Resources)*                                     940                27,969
         Fugro N.V. (Engineering)*                                                        575                22,628
         Hunter Douglas N.V., ADR (Consumer Goods and Services)*                          140                 6,383
         IHC Caland N.V. (Transportation)*                                                168                 9,280
         ING Groep N.V. (Financial Services)*                                             300                17,032
         Koninklijke Ten Cate (Conglomerate)*                                             478                16,929
         Royal Dutch Petroleum Co. (Oils)                                                 217                12,289
                                                                                                   ----------------
                                                                                                   $        166,812

         Norway - 0.8%
         Christiania Bank (Banks and Credit Cos.)                                       2,500      $         10,622

         Peru - 1.0%
         Luz del Sur S.A. (Utilities - Electric)                                        2,932      $          3,194
         Telefonica del Peru S.A., ADR (Telecommunications)                               443                 9,552
                                                                                                   ----------------
                                                                                                   $         12,746

         Portugal - 2.4%
         Banco Espirito Santo e Comercial de Lisboa S.A. (Banks and Credit Cos.)          403      $         18,628
         Portugal Telecom S.A. (Utilities - Telephone)                                    233                12,218
                                                                                                   ----------------
                                                                                                   $         30,846

         Singapore - 2.9%
         Hong Leong Finance Ltd. (Finance) +                                            5,000      $          8,517
         Mandarin Oriental International Ltd. (Restaurants and Lodgings)*              17,000                13,600
         Overseas Union Bank (Finance)                                                  4,000                15,608
                                                                                                   ----------------

                                                                                                   $         37,725

         South Africa - 0.3%
         South African Breweries, ADR (Food and Beverage Products)                        150      $          4,397

         South Korea - 0.4%
         Pohang Iron & Steel Co. Ltd., ADR (Steel)                                        265      $          5,134

         Spain - 3.5%
         Abengoa S.A. (Construction)                                                      239      $         21,328
         Acerinox S.A. (Iron and Steel)                                                    85                13,979
         Repsol S.A., ADR (Oil Services)                                                  199                10,124
                                                                                                   ----------------
                                                                                                   $         45,431

         Sweden - 5.2%
         Ericsson LM, "B" (Telecommunications)                                            220      $         10,437
         Securitas AB, "B" (Commercial Services)                                          375                12,734
         Skandia Forsakrings AB (Insurance)                                               292                18,993
         Sparbanken Sverige AB, "A" (Banks and Credit Cos.)                               356                11,711
         Volvo AB, "B" (Automobiles)                                                      400                12,709
                                                                                                   ----------------
                                                                                                   $         66,584

         Switzerland - 2.6%
         Ciba Specialty AG (Chemicals)*                                                   100      $         12,795
         Kuoni Reisen Holdings AG (Transportation)                                          2                10,040
         Novartis AG (Pharmaceuticals)                                                      6                10,622
                                                                                                   ----------------
                                                                                                   $         33,457

         United Kingdom - 14.6%
         ASDA Group PLC (Supermarkets)                                                  4,147      $         13,915
         British Aerospace PLC (Aerospace and Defense)*                                   853                28,114
         British Petroleum PLC (Oils)*                                                    907                13,062
         HSBC Holdings PLC (Financial Services)*                                          200                 6,505
         Kwik-Fit Holdings PLC (Automotive Repair Centers)                              1,404                10,963
         Lloyds TSB Group PLC (Banks and Credit Cos.)*                                    813                12,669
         LucasVarity PLC (Automotive)                                                   6,050                24,431
         PowerGen PLC (Utilities-Electric)*                                               611                 8,543
         Sema Group PLC (Computer Software - Systems)                                     240                 9,483
         Standard Chartered PLC (Banks and Credit Cos.)                                   800                11,609
         Tanjong PLC (Entertainment)                                                    9,000                22,005
         Taylor Nelson AGB (Advertising)                                                3,600                 6,545
         Williams PLC (Diversified Manufacturing)                                       2,530                20,221
                                                                                                   ----------------
                                                                                                   $        188,065

         Venezuela - 1.0%
         Compania Anonima Nacional Telefonos de Venezuela, ADR (Telecommunications)       300      $         12,544

         Total Foreign Stocks                                                                      $      1,252,622


         U.S. Stocks - 1.2%

         Medical and Health Products - 0.9%
         American Home Products Corp.                                                     120      $         11,445

         Telecommunications - 0.3%
         Global TeleSystems Group, Inc.*                                                  100      $          4,675

         Total U.S. Stocks                                                                         $         16,120


         Total Stocks (Identified Cost, $1,098,047)                                                $      1,268,742


                                Principal Amount
                                                                                (000 Omitted)
-------------------------------------------------------------------------------------------------------------------
         Short-Term Obligations -- 2.7%
         General Electric Co., due 4/01/98, at Amortized Cost              $               35      $         35,000

         Total Investments (Identified Cost, $1,133,047 )                                          $      1,303,742

         Other Assets, Less Liabilities -- (1.4%)                                                          (18,607)

         Net Assets -- 100.0%                                                                      $      1,285,135


         *   Non-income producing security
         ##  SEC Rule 144A restriction
         +   Restricted Security

         See notes to financial statements

         MFS International Strategic Growth Fund
         Portfolio of Investments (Unaudited) - March 31, 1998


         Issuer                                                                         Shares            Value
         Stocks - 95.1%

         Australia - 3.2%
         QBE Insurance Group Ltd. (Insurance)                                           5,700      $         24,919
         Seven Network Ltd. (Entertainment)                                             3,900                14,338
                                                                                                   ----------------
                                                                                                   $         39,257

         Canada - 4.5%
         Canadian National Railway Co. (Railroads)                                        780      $         49,920
         Legacy Hotel Real Estate Investment Trust (Real Estate)*##                       800                 5,240
                                                                                                   ----------------
                                                                                                   $         55,160

         Chile - 1.6%
         Chilectra S.A., ADR (Utilities - Electric)                                       750      $         20,250

         Finland - 3.5%
         Huhtamaki Oy Group (Conglomerate)                                                185      $         10,060
         Pohjola Insurance Co. "A", (Insurance)                                           330                15,296
         TT Tieto Oy (Computer Software - Systems)                                        105                17,783
                                                                                                   ----------------
                                                                                                   $         43,139

         France - 6.4%
         Renault S.A. (Automobiles)                                                       200      $          8,914
         TOTAL S.A., "B" (Oils)                                                           170                20,423
         TV Francaise (Broadcasting)                                                      150                18,650
         Union des Assurances Federales S.A. (Insurance)                                  185                30,411
                                                                                                   ----------------
                                                                                                   $         78,398

         Germany - 6.7%
         Adidas-Salomon AG (Apparel and Textiles)                                          90      $         15,969
         Henkel KGaA (Chemicals)                                                          630                45,811
         Wella AG (Cosmetics)                                                              25                21,506
                                                                                                   ----------------
                                                                                                   $         83,286

         Greece - 0.4%
         Hellenic Telecommunication Organization S.A., GDR (Telecommunications)           200      $          5,010

         Hong Kong - 1.3%
         Wing Hang Bank Ltd. (Banks and Credit Cos.)                                    5,500      $         16,326

         Ireland - 3.4%
         Anglo Irish Bank Corp. PLC (Banks and Credit Cos.)*                           17,891      $         41,670

         Italy - 1.8%
         Banca Carige S.p.A (Banks and Credit Cos.)                                     1,200      $         13,435
         ERG S.p.A. (Oils)*                                                             2,000                 9,336
                                                                                                   ----------------
                                                                                                   $         22,771

         Japan - 10.5%
         Canon, Inc., ADR (Special Products and Services)                                 700      $         15,969
         Eisai Co. Ltd. (Pharmaceuticals)                                               1,000                13,718
         Kinki Coca-Cola Bottling Co. (Beverages)                                       1,000                11,319
         Kirin Beverage Corp. (Beverages)                                               1,000                19,116
         Nitto Denko Corp. (Industrial Goods and Services)                              1,000                14,543
         Sony Corp. (Electronics)                                                         100                 8,471
         Sony Corp., ADR (Electronics)                                                    230                19,564
         Tokyo Broadcasting System, Inc. (Broadcasting)                                 1,000                11,469
         Ushio, Inc. (Electronics)                                                      2,000                15,442
                                                                                                   ----------------
                                                                                                   $        129,611


         Malaysia - 0.8%
         New Straits Times Press Berhad (Printing and Publishing)                       6,000      $          9,396

         Mexico - 0.3%
         TV Azteca, S.A. de C.V., ADR (Broadcasting)*                                     200      $          3,925

         Netherlands - 11.2%
         Akzo Nobel N.V. (Chemicals)                                                      200      $         40,649
         Benckiser N.V. (Consumer Goods and Services)*                                    560                30,933
         Brunel International N.V. (Human Resources)                                      620                18,448
         IHC Caland N.V. (Transportation)                                                 170                 9,391
         Ing Groep N.V. (Financial Services)                                              420                23,845
         Koninklijke Ahrend Groep N.V. (Conglomerate)*                                    430                15,230
                                                                                                   ----------------
                                                                                                   $        138,496

         Peru - 1.0%
         Luz del Sur S.A. (Utilities - Electric)                                        1,790      $          1,950
         Telefonica del Peru S.A., ADR (Telecommunications)                               500                10,781
                                                                                                   ----------------
                                                                                                   $         12,731

         Portugal - 4.8%
         Banco Espirito Santo e Comercial de Lisboa S.A. (Banks and Credit Cos.)          330      $         15,253
         Banco Totta & Acores S.A. (Banks and Credit Cos.)                                700                25,959
         Portugal Telecom S.A. (Utilities - Telephone)                                    350                18,214
                                                                                                   ----------------
                                                                                                   $         59,426

         Singapore - 2.2%
         Hong Leong Finance Ltd. (Finance) +                                            7,000      $         11,923
         Overseas Union Bank (Finance)                                                  4,000                15,609
                                                                                                   ----------------
                                                                                                   $         27,532

         Spain - 2.7%
         Acerinox S.A. (Iron and Steel)                                                   100      $         16,446
         Repsol S.A. (Oils)                                                               320                16,338
                                                                                                   ----------------
                                                                                                   $         32,784

         Sweden - 6.9%
         Astra AB (Pharmaceuticals)                                                     1,100      $         21,835
         Skandia Forsakrings AB (Insurance)                                               330                21,464
         Sparbanken Sverige AB, "A" (Banks and Credit Cos.)                               770                25,330
         Volvo AB, "B" (Automobiles)                                                      530                16,840
                                                                                                   ----------------
                                                                                                   $         85,469

         Switzerland - 2.9%
         Ciba Specialty AG (Chemicals)*                                                   170      $         21,752
         Novartis AG (Pharmaceuticals)                                                      8                14,163
                                                                                                   ----------------
                                                                                                   $         35,915

         United Kingdom - 18.1%
         ASDA Group PLC (Supermarkets)                                                  6,200      $         20,803
         Avis Europe PLC (Auto Rental)##                                                3,500                14,222
         British Aerospace PLC (Aerospace and Defense)*                                 1,300                42,847
         British Petroleum PLC (Oils)*                                                  1,714                24,685
         Carlton Communicatons PLC (Broadcasting)                                       1,100                 8,773
         Diageo PLC (Food and Beverages)                                                  909                10,723
         Lloyds TSB Group PLC (Banks and Credit Cos.)                                   1,090                16,986
         LucasVarity PLC (Automotive)                                                   5,800                23,421
         PowerGen PLC (Utilities-Electric)*                                             1,000                13,983
         Tanjong PLC (Entertainment)                                                   10,000                24,451
         Tomkins PLC (Conglomerate)                                                     3,600                22,032
                                                                                                   ----------------
                                                                                                   $        222,926

         Venezuela - 0.9%
         Compania Anonima Nacional Telefonos de Venezuela, ADR (Telecommunications)       270      $         11,289


         Total Stocks (Identified Cost, $1,032,071)                                                $      1,174,767


                                Principal Amount
                                                                                (000 Omitted)
-------------------------------------------------------------------------------------------------------------------
         Short-Term Obligations -- 5.7%
         Federal Home Loan Bank, due 4/01/98, at Amortized Cost            $               70      $         70,000

         Total Investments (Identified Cost, $1,102,071 )                                          $      1,244,767


         Other Assets, Less Liabilities -- (0.8%)                                                           (9,910)

         Net Assets -- 100.0%                                                                      $      1,234,857


        * Non-income producing security ## SEC Rule 144A restriction + Restricted Security See notes to financial statements

         MFS International Value Fund
         Portfolio of investments (Unaudited) - March 31, 1998



         Stocks - 93.8%

         Foreign Stocks - 86.7%

         Australia - 2.5%
         QBE Insurance Group Ltd. (Insurance)                                           3,250      $         14,208
         Seven Network Ltd. (Entertainment)                                             4,400                16,176
                                                                                                   $         30,384

         Austria - 0.4%
         Austria Tabak AG (Tobacco)*                                                      100      $          5,314

         Brazil - 3.4%
         Cia Cervejaria Brahma, ADR (Beverages)                                         1,300      $         20,150
         Hunter Douglas N.V., ADR (Consumer Goods and Services)*                          465                21,200
                                                                                                   $         41,350

         Canada - 1.6%
         Canadian National Railway Co. (Railroads)                                        300      $         19,200

         Chile - 1.6%
         Enersis S.A., ADR (Utilities-Electric)                                           600      $         18,938

         France - 13.2%
         Alcatel Alsthom Compagnie (Telecommunications)                                   150      $         28,169
         Pin Printemps Redo (Real Estate Investment Trust)                                 26                20,110
         Renault Regie Nationale (Automobiles)                                            225                10,028
         Sanofi (Medical and Health Products)                                             120                13,777
         Seita (Tobacco)                                                                  625                24,524
         Total SA, ADR (Oils)                                                             370                22,223
         TV Francaise (Broadcasting)                                                      100                12,434
         Union des Assurances Federales S.A. (Insurance)                                  175                28,767
                                                                                                   $        160,032

         Germany - 8.4%
         Adidas-Salomon AG (Apparel and Textiles)                                         100      $         17,743
         Henkel KGaA (Chemicals)                                                          300                21,815
         Mannesmann AG (Diversified Machinery)                                             35                25,640
         Prosieben Media AG (Entertainment)*                                              300                15,663
         Wella AG (Cosmetics)                                                              25                21,506
                                                                                                   $        102,367

         Hong Kong - 1.1%
         Wing Hang Bank Ltd. (Banks and Credit Cos.)                                    4,500      $         13,358

         Italy - 3.6%
         Instituto Nazionale delle Assicurazioni (Insurance)                            6,000      $         19,462
         Telecom Italia S.p.A. (Telecommunications)*                                    4,000                24,522
                                                                                                   $         43,984

         Japan - 6.5%
         Aiful Corp. (Financial Services)                                                 100      $          6,297
         Canon, Inc. (Office Equipment)                                                 1,000                22,564
         Sony Corp., ADR (Electronics)                                                    200                17,013
         Terumo Corp. (Pharmaceuticals)                                                 1,000                14,018
         Tokyo Broadcasting System, Inc. (Broadcasting)                                 1,000                11,469
         Ushio, Inc. (Electronics)                                                      1,000                 7,721
                                                                                                   $         79,082

         Malaysis - 1.4%
         Tanjong PLC (Entertainment)                                                    7,000      $         17,115

         Netherlands - 7.3%
         Akzo Nobel N.V. (Chemicals)                                                      120      $         24,389
         Benckiser N.V. (Consumer Goods and Services)*                                    200                11,048
         Hunter Douglas N.V., ADR (Consumer Goods and Services)*                          465                21,100

         IHC Caland N.V. (Transportation)*                                                350                19,333
         Koninklijke Ten Cate (Conglomerate)*                                             320                11,334
         Royal Dutch Petroleum Co., ADR (Oils)                                            400                22,725
                                                                                                   $         88,829

         Norway - 1.8%
         Christiania Bank (Banks and Credit Cos.)                                       5,000      $         21,243

         Peru - 1.0%
         Telefonica del Peru S.A., ADR (Telecommunications)                               550      $         11,859

         Portugal - 2.4%
         Banco Totta E Acores (Banks and Credit Cos.)                                     800      $         29,667

         Singapore - 0.8%
         Hong Leong Finance Ltd. (Finance) +                                            6,000      $         10,220

         Spain - 1.4%
         Acerinox S.A. (Iron and Steel)                                                   100      $         16,446

         Sweden - 6.6%
         Astra AB (Pharmaceuticals)                                                     1,200      $         23,820
         Securitas AB, "B" (Commercial Services)                                          190                 6,452
         Skandia Forsakrings AB (Insurance)                                               200                13,009
         Sparbanken Sverige AB, "A" (Banks and Credit Cos.)                               750                24,672
         Volvo AB, "B" (Automobiles)                                                      400                12,709
                                                                                                   $         80,662

         Switzerland - 2.2%
         Nestle AG, Registered Shares (Food and Beverage Products)                         14      $         26,760

         United Kingdom - 20.9%
         ASDA Group PLC (Supermarkets)                                                  5,100      $         17,112
         Avis Europe PLC (Auto Rental)##                                                8,000                32,507
         Bank of Scotland (Banks and Credit Cos.)*                                      1,500                17,795
         Booker PLC (Food - Wholesale)*                                                 3,600                15,684
         British Aerospace PLC (Aerospace and Defense)*                                   500                16,480
         Compass Group PLC (Food - Catering)                                            1,500                25,561
         Gallaher Group (Tobacco)                                                       4,000                22,017
         LucasVarity PLC (Automotive)                                                   6,000                24,229
         PowerGen PLC (Utilities-Electric)*                                             1,600                22,373
         Tanjong PLC (Entertainment)                                                    7,000                17,115
         Tomkins PLC (Conglomerate)                                                     2,650                16,218
         Williams PLC (Diversified Manufacturing)                                       3,300                26,376
                                                                                                   $        253,467

         Total Foreign Stocks                                                                      $      1,053,162


         U.S. Stocks - 7.1%

         Construction Services - 1.9%
         Martin Marietta Materials, Inc.                                                  550      $         23,753

         Insurance - 1.9%
         Transamerica Corp.                                                               200      $         23,300

         Medical and Health Products - 1.6%
         American Home Products Corp.                                                     200      $         19,075

         Telecommunications - 1.7%
         Sprint Corp.                                                                     300      $         20,306

         Total U.S. Stocks                                                                         $         86,434


         Total Stocks (Identified Cost, $992,754)                                                  $      1,139,596


                                Principal Amount
                                                                                (000 Omitted)
-------------------------------------------------------------------------------------------------------------------
         Short-Term Obligations -- 6.2%
         Federal Home Loan Bank, due 4/01/98, at Amortized Cost            $               75      $         75,000

         Total Investments (Identified Cost, $1,067,754 )                                          $      1,214,596


         Other Assets, Less Liabilities -- 0.0%                                                                   0

         Net Assets -- 100.0%                                                                      $      1,214,596


         *  Non-income  producing  security  ##  SEC  Rule  144A  restriction  +
         Restricted Security See notes to financial statements


Financial Statements

Statements of Assets and Liabilities (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                         Asia   International  International International
                                                                      Pacific   Opportunities     Strategic          Value
March 31, 1998                                                           Fund           Fund     Growth Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at value (identified cost, $2,348,950, $1,133,047,
       $1,102,071, and $1,067,754, respectively)                  $ 2,197,134   $  1,303,742    $ 1,244,767   $  1,214,596
    Cash
                                                                        4,585          1,099          1,780            291
    Foreign currency, at value (identified cost, $1,733, $249,
       $840, and $232, respectively)
                                                                        1,755            251            829            232
    Receivable for investments sold
                                                                       23,099          4,269          3,687          6,852
    Interest and dividends receivable
                                                                        3,857          2,283          1,830          1,444
                                                                ----------------------------- -------------- --------------
         Total assets                                            $  2,230,430   $  1,311,644    $ 1,252,893   $  1,223,415
                                                                ----------------------------- -------------- --------------

Liabilities:
    Securities sold short, at value (proceeds received, $23,099) $     23,077   $       -       $      -      $       -
    Payable for investments purchased
                                                                       21,645         17,174         10,714          6,361
    Net payable for forward foreign currency exchange
    contracts to sell                                                   6,442           -              -              -
    Net payable for forward foreign currency exchange
    contracts closed or subject to master netting agreements              -            5,384          4,146           -
    Payable to affiliates -
          Shareholder servicing agent fee                                   7           -              -              -
    Accrued expenses and other liabilities                              4,953          3,951          3,440          3,265
                                                                ----------------------------- -------------- --------------
         Total liabilities                                       $     56,124   $     26,509    $    18,300   $      9,626
                                                                ----------------------------- -------------- --------------
Net Assets                                                       $  2,174,306   $  1,285,135    $  1,234,593  $   1,213,789
                                                                ----------------------------- -------------- --------------
Net Assets consist of:
    Paid-in capital                                              $  2,414,600   $  1,152,493    $ 1,078,112   $  1,049,733
    Unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities in foreign
    currencies                                                       (158,218)       165,293        138,545        146,822
    Accumulated undistributed net realized gain (loss) on investments
       and foreign currency transactions                              (82,884)       (31,053)        19,206         14,528
    Accumulated undistributed net investment income (loss)                808         (1,598)        (1,270          2,706
                                                                ----------------------------- -------------- --------------
         Total                                                   $  2,174,306   $  1,285,135    $ 1,234,593   $  1,213,789
                                                                ----------------------------- -------------- --------------

Shares of beneficial interest outstanding:
    Class A
                                                                      206,053         64,107        38,081          96,005
    Class I
                                                                       42,381         51,267        69,866           8,911
                                                                ----------------------------- -------------- --------------
         Total shares of beneficial interest outstanding
                                                                      248,434        115,374       107,947         104,916
                                                                ----------------------------- -------------- --------------

Net Assets:
    Class A                                                      $  1,803,281   $    714,084    $  435,494    $  1,110,641
    Class I
                                                                      371,025        571,051       799,099         103,148
                                                                ----------------------------- -------------- --------------
         Total net assets                                        $  2,174,306   $  1,285,135    $1,234,593    $  1,213,789
                                                                ----------------------------- -------------- --------------

Class A shares:
    Net asset value and offering price per share
       (net assets - shares of beneficial interest outstanding)  $       8.75   $      11.14    $    11.44    $      11.57
                                                                ----------------------------- -------------- --------------

Class I shares:
    Net asset value and offering and redemption price per share
        (net assets - shares of beneficial interest outstanding) $       8.75   $      11.14    $    11.44    $     11.58
                                                                ----------------------------- -------------- --------------


See notes to financial statements

Financial Statements

Statements of Operations (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                         Asia   International  International International
                                                                      Pacific   Opportunities     Strategic          Value
Period Ended March 31, 1998*                                             Fund           Fund     Growth Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Income -
       Dividends                                                 $      8,864   $      4,983    $    2,965    $      3,700
       Interest                                                        10,347          3,093         5,433           7,993
       Foreign taxes whitheld                                          (1,109)          (587)         (678)           (387)
                                                                ----------------------------- -------------- --------------
         Total investment income                                 $     18,102   $      7,489    $    7,720    $     11,306
                                                                ----------------------------- -------------- --------------

    Expenses -
       Management fee                                            $      9,029   $      5,021    $    5,009    $      4,751
       Shareholder servicing agent fee                                    378            614           578             553
       Distribution and service fee - Class A                           3,850          1,446           878           2,250
       Administrative fee                                                  50             62            62              59
       Registration fee                                                 4,885          5,875         5,875           5,875
       Auditing fee                                                     2,900          2,750         2,750           3,250
       Postage                                                             41             21           251             250
       Printing                                                           500          2,300         2,300           2,300
       Legal fee                                                          908            713           525             613
       Custodian fee                                                    2,535          2,696         1,484           1,427
       Miscellaneous                                                      188              -           804             476
                                                                ----------------------------- -------------- --------------
         Total expenses                                          $     25,264   $     21,498    $   20,516    $     21,804
                                                                ----------------------------- -------------- --------------
    Fees paid indirectly                                                  (37)           (62)         (153)           (122)
    Preliminary reduction of expenses by investment adviser
       and distributor                                                (12,879)       (12,349)      (11,373)        (13,082)
                                                                ----------------------------- -------------- --------------
       Net expenses                                              $     12,348   $      9,087    $    8,990    $      8,600
                                                                ----------------------------- -------------- --------------
                                                                ----------------------------- -------------- --------------
         Net investment income (loss)                            $      5,754   $     (1,598)   $   (1,270)   $      2,706
                                                                ----------------------------- -------------- --------------

Realized and unrealized gain (loss) on investments:
    Realized gain (loss) (identified cost basis) -
       Investment transactions                                   $    (84,115)  $    (30,753)   $    19,328   $     14,404
       Foreign currency transactions                                    1,231           (300)          (122)           124
                                                                ----------------------------- -------------- --------------
         Net realized gain (loss) on investments and foreign currency
           transactions                                          $    (82,884)  $    (31,053)   $    19,206   $     14,528
                                                                ----------------------------- -------------- --------------
    Change in unrealized appreciation (depreciation) -
       Investments                                               $   (151,816)  $    170,695    $   142,685   $    146,841
       Securities sold short                                               22              -              -              -
       Translation of assets and liabilities in foreign currencies     (6,424)        (5,402)        (4,140)           (19)
                                                                ----------------------------- -------------- --------------
                                                                ----------------------------- -------------- --------------
         Net change in unrealized appreciation (depreciation)    $   (158,218)  $     165,293   $    138,545  $     146,822
                                                                ----------------------------- -------------- --------------
           Net realized and unrealized gain (loss) on investments and
             foreign currency                                    $   (241,102)  $     134,240   $    157,751  $     161,350
                                                                ----------------------------- -------------- --------------
             Increase (decrease) in net assets from operations   $   (235,348)  $     132,642   $    156,481  $     164,056
                                                                ----------------------------- -------------- --------------


*For the period from the commencement of the Fund's investment operations, October 9,1997, through March 31, 1998.

See notes to financial statements

Financial Statements

Statements of Changes in Net Assets (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                         Asia   International  International International
                                                                      Pacific   Opportunities     Strategic          Value
Period Ended March 31, 1998*                                             Fund           Fund     Growth Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
    Net investment income (loss)                                 $      5,754   $      (1,598)  $     (1,270) $       2,706
    Net realized gain (loss) on investments and foreign currency transactions
                                                                      (82,884)        (31,053)        19,206         14,528
    Net unrealized gain (loss) on investments and foreign currency
       translation                                                   (158,218)        165,293        138,545        146,822
                                                                ----------------------------- -------------- --------------
         Increase (decrease) in net assets from operations       $   (235,348)  $     132,642   $    156,481  $     164,056
                                                                ----------------------------- -------------- --------------
Distributions delcared to shareholders:
    From net investment income - Class A                         $     (4,075)  $          -    $         -   $          -
    From net investment income - Class I                                 (871)             -              -              -
                                                                ----------------------------- -------------- --------------
       Total distributions declared to shareholders              $     (4,946)  $          -    $         -   $          -
                                                                ----------------------------- -------------- --------------
                                                                ----------------------------- -------------- --------------
Net increase in net assets from Fund shares transactions         $  2,414,600   $  1,152,493    $ 1,078,112   $   1,049,733
                                                                ----------------------------- -------------- --------------
         Total increase in net assets                            $  2,174,306   $  1,285,135    $ 1,234,593   $   1,213,789

Net assets:
    At beginning of period
                                                                            -              -              -              -
                                                                ----------------------------- -------------- --------------
    At end of period (including accumulated undistributed net
       investment income (loss) of $808, $(1,598), $(1,270), and
        $3,046, respectively)                                    $  2,174,306   $  1,285,135    $ 1,234,593   $   1,213,789
                                                                ----------------------------- -------------- --------------

*For the period from the commencement of the Fund's investment operations, October 9, 1997, through March 31, 1998.

See notes to financial statements

Financial Highlights

                                                 International Opportunities      International Strategic    International Value
                                                                                        Growth Fund
Period Ended March 31, 1998*                        Class A           Class I     Class A        Class I     Class A      Class I

Per share data (for a share outstanding throughout the period):

Net asset value - beginning of period                       $10.00     $10.00         $10.00     $10.00         $10.00     $10.00
Income from investment operations# --
   Net investment income (loss)ss.                          $(0.01)    $(0.01)        $(0.01)    $(0.01)         $0.03      $0.03
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions              1.15       1.15           1.45       1.45           1.54       1.55
        Total from investment                                $1.14      $1.14          $1.44      $1.44          $1.57      $1.58
operations
Net asset value -- end of period                            $11.14     $11.14         $11.44     $11.44         $11.57     $11.58
Total                                                     11.40%++   11.40%++       14.40%++   14.40%++       15.70%++   15.80%++
return
Ratios (to average net assets)/Supplemental
datass.:
             Expenses                                       1.75%+     1.75%+         1.75%+     1.75%+         1.75%+     1.75%+
             Net investment income (loss)                 (0.24)%+   (0.24)%+       (0.24)%+   (0.25)%+         0.55%+     0.56%+
Portfolio turnover                                            74%        74%            33%        33%            25%        25%
Average commission rate                                    $0.0127    $0.0127       $0.0256    $0.0256         $0.0286    $0.0286
Net assets at end of period (000 omitted)                    $714       $571          $435       $799           $1,111       $103

* For the period from the commencement of investment operations, October 9, 1997, through March 31, 1998.
+  Annualized.
++ Not Annualized.
#  Per share data are based on average shares outstanding.
## The  Fund's  expenses  are  calculated   without  reduction  for  fees  paid
   indirectly. ss. Subject to reimbursement by the Funds, the investment adviser agreed to maintain the expenses of the Funds at not more than 1.75% of the Funds' average daily net assets. The investment adviser and distributor did not impose any of their fees for the periods indicated. If the fees had been incurred by the Funds' and/or if actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

   Net investment loss                                       $(0.15)    $(0.12)     $(0.13)    $(0.11)         $(0.10)    $(0.08)
   Ratios (to average net assets):
        Expenses##                                            4.36%+     3.86%+      4.32%+     3.82%+         4.48%+     3.98%+
        Net investment loss                                 (2.85)%+   (2.35)%+    (2.81)%+   (2.32)%+       (2.18)%+   (1.67)%+

See notes to financial statements

Financial Highlights

                                                                   Asia Pacific Fund

Period Ended March 31, 1998*                        Class A           Class I

Per share data (for a share outstanding throughout the period):

Net asset value - beginning of period                      $10.00        $10.00
Income from investment operations# --
   Net investment incomess.                                 $0.03         $0.02
   Net realized and unrealized loss
on
   investments and foreign currency transactions           (1.26)        (1.25)
        Total from investment                             ($1.23)       ($1.23)
operations
Less distributions declared to shareholders from
   net investment income                                  $(0.02)       $(0.02)
Net asset value -- end of period                           $8.75         $8.75
Total                                                  (12.26)%++    (12.26)%++
return
Ratios (to average net assets)/Supplemental
datass.:
             Expenses ##                                   1.34%+        1.34%+
             Net investment income (loss)                  0.64%+        0.55%+
Portfolio turnover                                           21%           21%
Average commission rate                                   $0.0157       $0.0157
Net assets at end of period (000 omitted)                 $1,803          $371


* For the period from the commencement of investment operations, October 9, 1997, through March 31, 1998.
+   Annualized.
++  Not Annualized.
#   Per share data are based on average shares outstanding.
##  The  Fund's  expenses  are  calculated   without  reduction  for  fees  paid
    indirectly.
ss. The investment adviser and distributor did not impose any of their fees for the periods indicated. If the fees had been incurred by the Fund, the net investment loss per share and the ratios would have been:

   Net investment loss                                   $(0.01)       $(0.02)
   Ratios (to average net assets):
        Expenses##                                       2.84%+        2.34%+
        Net investment loss                            (0.86)%+      (0.45)%+

See notes to financial statements

-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------

(1)  Business and Organization
MFS Asia Pacific Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund, and MFS International Value Fund (the Funds) are diversified series of MFS Series Trust V (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)  Significant Accounting Policies
General The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations
Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Foreign Currency Exchange Contracts - The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Funds may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The Funds may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Funds may enter into contracts with the intent of changing the relative exposure of the Funds' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Short Sales - Each Fund may enter into short sales. A short sale transaction involves selling a security which the Funds do not own with the intent of purchasing it later at a lower price. The Fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Losses can exceed the proceeds from short sales and can be greater than losses from the actual purchase of a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the Fund may be required to pay in connection with a short sale. Whenever a Fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds deposited with the broker in connection with the short sale, at least equals the current market value of the security sold short.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Funds' custody fee is calculated as a percentage of the Funds' average daily net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Funds. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gains.

Multiple Classes of Shares of Beneficial Interest

The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3)  Transactions with Affiliates
Investment Adviser - Each Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. For the MFS Asia Pacific Fund, the management fee is computed daily and paid monthly at an annual rate of 1.00% of average daily net assets. The management fee for MFS International Opportunities Fund, MFS International Strategic Growth Fund, and MFS International Value Fund is computed daily and paid monthly at the following annual rates:
          First $500 million of average net assets                  0.975%
          Average net assets in excess of $500 million              0.925%
The investment adviser has voluntarily agreed to waive its fee, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

Each Fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the Fund's operating expenses, exclusive of management, distribution, and service fees. Each Fund in turn will pay MFS an expense reimbursement fee not greater than 1.75% of average daily net assets. To the extent that the expense reimbursement fee exceeds each Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At March 31, 1998, the aggregate unreimbursed expenses owed to MFS by the Funds amounted to:
                           International    International     International
                           Opportunities    Strategic Growth  Value
                           Fund             Fund              Fund
                           $5,882           $5,486            $ 6,164

Administrator - Each Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee at the following annual percentages of the Funds' average daily net assets:
          First $1 billion                       0.0150%
          Next $1 billion                        0.0125%
          Next $1 billion                        0.0100%
          In excess of $3 billion                0.0000%

Each Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each Fund, all of whom receive remuneration for their services to each Fund from MFS. Certain officers and Trustees of the Funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently not receiving any payments for their services to each Fund.

The Trustees have adopted a distribution plan for Class A and Class I shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Fund's distribution plan provides that each Fund will pay MFD up to 0.50% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.25% per annum of each Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Trustees. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 1998.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.1125% . Prior to January 1, 1998, the fee was calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.13%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      International   International Strategic            International
                         Asia Pacific Fund       Opportunities Fund               Growth Fund               Value Fund
Purchases
Investments                     $2,615,041               $1,793,311                $1,349,430               $1,151,878

Sales
Investments                       $355,076                 $664,512                  $336,640                 $173,527

The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows:

--------------------------------------------------------------------------------

                                           Asia                  International       International       International
                                           Pacific                Opportunities    Strategic Growth          Value
                                           Fund                       Fund                Fund               Fund
------------------------------------------ -----------------------------------    -----------------------------------
Aggregate cost                             $2,348,950              $1,133,047          $1,102,071         $1,067,754
Gross unrealized appreciation                       70,269        $   191,511         $   178,563        $   172,015
Gross unrealized depreciation                    (222,085)           (20,816)            (35,867)           (25,173)
                                           ================    ===============    ================     ==============
Net unrealized appreciation                     $(151,816)         $  170,695         $   142,696       $    146,842
(depreciation)
                                           ================    ===============    ================     ==============


(5)  Shares of Beneficial Interest
The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

    Class A Shares                                                            Period Ended March 31, 1998*
--------------------------------------------------------------------------------------------------------------------
                                                     Asia Pacific                    International Opportunities
                                                         Fund                                   Fund
                                          ------------------------------------   ------------------------------------
                                                                     Amount                                  Amount
                                          Shares                                 Shares
==========================================================================================================

    Shares sold                            206,374                $2,023,811       64,108                   $640,938
    Shares issued to shareholders
    in                                         498                     4,074

        reinvestment of distributions
    Shares reacquired                         (819)                   (5,680)          (1)                      (5)
                                          ================    ===============    =================    ===============
        Net increase                       206,053                $2,022,205       64,107                  $640,933
                                          ================    ===============    =================    ===============

    Class A Shares                                                            Period Ended March 31, 1998*
--------------------------------------------------------------------------------------------------------------------
                                            International Strategic Growth               International Value
                                                         Fund                                   Fund
                                          -----------------------------------    ------------------------------------
                                                                     Amount                                  Amount
                                          Shares                                 Shares
========================================= ================ == =============== == ================= == ===============
    Shares sold                           38,181                   $382,553        96,025                  $960,810

    Shares reacquired                      (100)                     (1,064)          (20)                  (201)
                                          ================    ===============    =================    ===============
         Net increase                     38,081                   $381,489        96,025                  $960,609
                                          ================    ===============    =================    ===============

    Class I Shares                                                            Period Ended March 31, 1998*
--------------------------------------------------------------------------------------------------------------------
                                                     Asia Pacific                    International Opportunities
                                                         Fund                                   Fund
                                          -----------------------------------    ------------------------------------
                                                                      Amount                                  Amount
                                                   Shares                                  Shares
========================================= ================ == =============== == ================= == ===============
    Shares sold                           47,761                   $437,074        51,267                  $511,560
    Shares issued to shareholders in
        reinvestment of distributions        107                        871
    Shares reacquired                      (5,487)                  (45,550)            0                         0
                                          ================    ===============    =================    ===============
         Net increase                      42,381                  $392,395        51,267                  $511,560
                                          ================    ===============    =================    ===============

    Class I Shares                                                            Period Ended March 31, 1998*
--------------------------------------------------------------------------------------------------------------------
                                            International Strategic Growth                  International
                                                         Fund                                Value Fund
                                          -----------------------------------    ------------------------------------
                                          Shares              Amount                                         Amount
                                                                                 Shares
========================================= ================ == =============== == ================= == ===============
    Shares sold                           72,391                  $ 723,594          8,911                   $89,124
   Shares issued to shareholders in
        reinvestment of distributions
    Shares reacquired                     (2,525)                   (26,971)             0                         0
                                          ================    ===============    =================    ===============
         Net increase                     69,866                   $ 696,623         8,911                   $89,124
                                          ================    ===============    =================    ===============

* For the period from the commencement of investment operations, October 9, 1997, through March 31, 1998.

(6)  Line of Credit
Each Fund and other affiliated funds participate in a $805 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of each Fund's shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Funds for the period ended March 31, 1998, were as follows:

                                                 International         International Strategic      International
                       Asia Pacific Fund      Opportunities Fund             Growth Fund             Value Fund
                              $5                      $2                         $2                      $4

(7)  Financial Instruments
The Funds trade financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include short sales and forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Asia Pacific Fund:

             Settlement Date       Contracts to Deliver                        Contracts at Value       Net Unrealized
                                                              In Exchange for                             Depreciation
Sales            5/15/98      MYR         335,713                     $88,160             $91,595               $3,435
                 5/15/98      SGD         185,898                     112,000             115,007                3,007
                                                                                                                $6,442

International Opportunities Fund:
Forward foreign currency purchases and sales under master netting agreements amounted to a net payable of $3,966 with Deutsche Bank and $1,418 with Merrill Lynch at March 31, 1998.

At March 31, 1998, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

International Strategic Growth Fund:
Forward foreign currency purchases and sales under master netting agreements amounted to a net payable of $3,437 with Deutsche Bank and $709 with Merrill Lynch at March 31, 1998.

At March 31, 1998, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8)  Restricted Securities
The Funds may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At March 31, 1998, the Funds owned the following restricted securities which may not be publicly sold without registration under the Securities Act of 1933. The Funds does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                                                                                         Percentage of
                                                         Date of                                           Net Assets
           Fund                   Description          Acquisition      Shares        Cost       Value
Asia Pacific              Hong Leong Finance Ltd.        10/13/97           27,000     $48,518    $45,990          2.12%
International
   Opportunities          Hong Leong Finance Ltd.        10/13/97            5,000      $7,997     $8,517          0.66%
International Strategic
    Growth                Hong Leong Finance Ltd.        10/10/97            7,000     $12,942    $11,923          0.97%
International Value       Hong Leong Finance Ltd.        10/21/97            6,000      $9,702    $10,220          0.84%


                                PART C


Item 24. Financial Statements and Exhibits


         MFS International Opportunities Fund, MFS International
         Strategic Growth Fund, MFS International Value Fund and MFS Asia Pacific Fund

         (a)   Financial Statements Included in Parts A and B:

                    Included in Part A of this Registration Statement:
                         For the period ended March 31, 1998:
                              Financial Highlights (Unaudited)

                    Included in Part B of this Registration Statement:
                         At March 31, 1998:
                              Portfolio of Investments (Unaudited)
                              Statement of Assets and Liabilities (Unaudited)

                         For the period ended March 31, 1998:
                              Statement of Changes in Net Assets (Unaudited) Statement of Operations (Unaudited)

         (b)   Exhibits:


               1    (a)  Amended and Restated Declaration of Trust, dated
                         December 21, 1994.  (5)

                    (b) Amendment to Declaration of Trust, dated June 20, 1996. (7)

                    (c) Amendment to Declaration of Trust, dated December 19, 1996. (9)

                    (d) Amendment to Declaration of Trust dated July 23, 1997 to add 4 new Series to Trust. (12).

                    (e) Amendment to Declaration of Trust dated September 19, 1997 to redesignate name of MFS International Growth Fund to MFS International Strategic Growth Fund. (13)


               2         Amended and Restated By-Laws, dated December 21,
                         1994.  (5)

               3         Not Applicable

               4 Form of Certificate representing ownership of the Registrant's Classes of Shares. (6)

               5    (a)  Investment Advisory Agreement for MFS Total Return
                         Fund, a series of the Trust, dated January 18,
                         1985.  (5)

                    (b) Amendment No. 1 to Investment Advisory Agreement for MFS Total Return Fund, a series of the Trust, dated November 19, 1985. (5)

                    (c) Investment Advisory Agreement for MFS Research Fund, a Series of the Trust, dated September 1, 1993. (5)



                    (d) Investment Advisory Agreement dated October 8, 1997, for MFS International Opportunities Fund. (13)

                    (e) Investment Advisory Agreement dated October 8, 1997, for MFS International Strategic Growth Fund. (13)

                    (f) Investment Advisory Agreement dated October 8, 1997, for MFS International Value Fund. (13)

                    (g) Investment Advisory Agreement dated October 8, 1997, for MFS Asia Pacific Fund. (13)


               6    (a)  Distribution Agreement between the Trust and MFS Fund
                         Distributors, Inc., dated January 1, 1995.  (5)


                    (b) Dealer Agreement between MFS Fund Distributors, Inc. and a dealer, and the Mutual Fund Agreement between MFD and a bank or NASD affiliate, as amended on April 11, 1997. (10)


               7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991. (5)


               8 Custodian Agreement between the Trust and State Street Bank and Trust Company, dated October 1, 1997; filed herewith.

               9    (a)  Shareholder Servicing Agent Agreement between the
                         Registrant and Massachusetts Financial Service Center,
                         Inc., dated August 1, 1985.  (5)


                    (b) Amendment to Exhibit B of Shareholder Servicing Agent Agreement, dated January 1, 1998. (13)



                    (c)  Exchange Privilege Agreement, dated July 31, 1997. (2)



                    (d) Loan Agreement by and among the Banks named therein, the MFS Funds named therein and The First National Bank of Boston, dated February 21, 1995. (3)



                    (e) Third Amendment to the Loan Agreement among MFS Borrowers and The First National Bank of Boston dated as of February 14, 1997. (11)

                    (f) Agreement and Plan of Reorganization dated January 15, 1985 between Registrant and Massachusetts Financial Development Fund, Inc. (5).

                    (g) Dividend Disbursing Agency Agreement dated February 1, 1986. (5)



                    (h) Master Administrative Services Agreement, dated March 1, 1997, as amended. (14)

               10        Opinion and Consent of Counsel dated January 26,
                         1998.  (13)

               11 Consent of Deloitte & Touche, LLP for MFS Total Return Fund and MFS Research Fund. (13)



               12        Not Applicable.

               13        Not Applicable.

               14   (a)  Forms for Individual Retirement Account Disclosure
                         Statement as currently in effect.  (4)

                    (b) Forms for MFS 403(b) Custodial Account Agreement as currently in effect. (4)

                    (c) Forms for MFS Prototype Paired Defined Contribution Plans and Trust Agreement as currently in effect. (4)


                    (d) Forms for Roth Individual Retirement Account Disclosure Statement and Trust Agreement. (15)



               15   (a)  Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January
                         1, 1997.  (8)


                    (b) Exhibits as revised February 18, 1998 to Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to replace those exhibits to the Master Distribution Plan contained in
                         Exhibit 15(a) above. (14)



               16 Schedule of Computation for Performance Quotations - Average Annual Total Rate of Return, Aggregate Total Rate of Return, Standardized Yield and Current Distribution Rate. (1)


               17   (a)  Financial Data Schedules for MFS Total Return Fund and
                         MFS Research Fund.  (13)

                    (b) Financial Data Schedules for MFS International Opportunities Fund, MFS International Strategic Growth Fund, MFS International Value Fund and MFS Asia Pacific Fund; filed herewith.



               18 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (6)


               Power of Attorney dated September 21, 1994.  (5)
               Power of Attorney dated February 19, 1998; filed herewith.


(1)    Incorporated by reference to MFS Municipal Series Trust (File
       Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC on February 22, 1995.
(2) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14667 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on July 30, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 28 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(4) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on January 26, 1996.

(6) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(7)    Incorporated by reference to Registrant's Post-Effective
       Amendment No. 42 filed with the SEC via EDGAR on August 28,
       1996.
(8) Incorporated by reference to MFS Series Trust IV (File No. 33-34502 and 811-2594) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on December 27, 1996.
(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed with the SEC via EDGAR on January 27, 1997.
(10) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(11) Incorporated by reference to MFS Series Trust I File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on June 26, 1997.



(12) Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed with the SEC via EDGAR on July 25, 1997.
(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 45 as filed with the SEC via EDGAR on January 27, 1998.
(14)   Incorporated by reference to Massachusetts Investors Growth
       Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective
       Amendment No. 65 as filed with the SEC via EDGAR on March 30,
       1998.
(15) Incorporated by reference to MFS Series Trust VIII (File Nos. 33-37972 and 811-5262) Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on February 26, 1998.


Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities

         For MFS Total Return Fund

              (1)                                          (2)
         Title of Class                           Number of Record Holders


         Class A Shares of Beneficial Interest                136,913
                  (without par value)             (as of March 31, 1998)

         Class B Shares of Beneficial Interest                170,667
                  (without par value)             (as of March 31, 1998)

         Class C Shares of Beneficial Interest                26,318
                  (without par value)             (as of March 31, 1998)

         Class I Shares of Beneficial Interest                8
                  (without par value)             (as of March 31, 1998)


         For MFS Research Fund


         Class A Shares of Beneficial Interest                175,962
                  (without par value)             (as of March 31, 1998)

         Class B Shares of Beneficial Interest                114,128
                  (without par value)             (as of March 31, 1998)

         Class C Shares of Beneficial Interest                9,761
                  (without par value)             (as of March 31, 1998)

         Class I Shares of Beneficial Interest                4
                  (without par value)             (as of March 31, 1998)


         For MFS International Opportunities Fund


         Class A Shares of Beneficial Interest                18
                  (without par value)             (as of March 31, 1998)

         Class B Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class C Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class I Shares of Beneficial Interest                4
                  (without par value)             (as of March 31, 1998)


         For MFS International Strategic Growth Fund


         Class A Shares of Beneficial Interest                20
                  (without par value)             (as of March 31, 1998)

         Class B Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class C Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class I Shares of Beneficial Interest                4
                  (without par value)             (as of March 31, 1998)


         For MFS International Value Fund


         Class A Shares of Beneficial Interest                7
                  (without par value)             (as of March 31, 1998)

         Class B Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class C Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class I Shares of Beneficial Interest                4
                  (without par value)             (as of March 31, 1998)


         For MFS Asia Pacific Fund


         Class A Shares of Beneficial Interest                27
                  (without par value)             (as of March 31, 1998)

         Class B Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class C Shares of Beneficial Interest                0
                  (without par value)             (as of March 31, 1998)

         Class I Shares of Beneficial Interest                4
                  (without par value)             (as of March 31, 1998)


Item 27. Indemnification

         Reference is hereby made to (a) Article V of Registrant's Declaration of Trust amended and restated, December 21, 1994, filed with Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on January 26, 1996; (b) Section 9 of the Shareholder Servicing Agent Agreement filed with Registrant's Post-Effective Amendment No. 41, filed with the SEC via EDGAR on January 26, 1996; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form S-5.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28. Business and Other Connections of Investment Adviser


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):

Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has three series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund and MFS Intermediate Income Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has six series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund, MFS International Value Fund and MFS Asia Pacific Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity
Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has eight series: MFS Government
Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Real Estate Investment Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has six series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund (the Vertex Funds are expected to be declared effective April 28, 1998)), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment  adviser of the following open-end Funds:
MFS  Institutional  Trust  ("MFSIT")  (which has seven  series) and MFS Variable
Insurance Trust ("MVI") (which has twelve series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts
02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund and MFS Meridian Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, N5W2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS  Retirement   Services,   Inc.  ("RSI"),  a  wholly  owned
subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman, Chief Executive Officer and President, Mr. Scott is a Senior Executive Vice President and Secretary, William W. Scott, Jr., Patricia A. Zlotin, John W. Ballen, Thomas
J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T.

Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

         Massachusetts Investors Trust
         Massachusetts Investors Growth Stock Fund
         MFS Growth Opportunities Fund
         MFS Government Securities Fund
         MFS Series Trust I
         MFS Series Trust V
         MFS Series Trust VI
         MFS Series Trust X
         MFS Government Limited Maturity Fund

         Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS Series Trust II

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Government Markets Income Trust
         MFS Intermediate Income Trust

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust III

         James T.  Swanson,  Robert J. Manning and Joan S.  Batchelder,
Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust IV
         MFS Series Trust IX

         Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VII

         Leslie  J.  Nanberg  and  Stephen  C.   Bryant,   Senior  Vice
Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VIII

         Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Series Trust

         Robert  A.  Dennis  is Vice  President,  David  B.  Smith  and
Geoffrey L. Schechter, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Variable Insurance Trust
         MFS Series Trust XI
         MFS Institutional Trust

         Jeffrey L. Shames is the Chairman and the  President,  Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Income Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Multimarket Income Trust
         MFS Charter Income Trust

         Leslie J.  Nanberg and James T.  Swanson are Vice  Presidents,
Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Special Value Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS/Sun Life Series Trust

         John D. McNeil,  Chairman  and Director of Sun Life  Assurance
Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         Money Market Variable Account
         High Yield Variable Account
         Capital Appreciation Variable Account
         Government Securities Variable Account
         Total Return Variable Account
         World Governments Variable Account
         Managed Sectors Variable Account

         John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

         Vertex

         Jeffrey  L.  Shames  and  Arnold D.  Scott are the  Directors,
Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John

F. Brennan, Jr., and John D. Laupheimer are Senior Vice Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         MIL

         Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

         MIL-UK

         Thomas J. Cashman, Jr. is President and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

         MFSI - Australia

         Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the
Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MFS Holdings - Australia

         Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL Funds

         Richard B.  Bailey,  John A.  Brindle,  Richard  W. S.  Baker, Arnold
D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Meridian Funds

         Richard B.  Bailey,  John A.  Brindle,  Richard  W. S.  Baker, Arnold
D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

         MFD

         Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

         MFSC

         Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W.
Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSI

         Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John
A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         Donald A. Stewart         President and a Director, Sun Life Assurance
                                   Company of Canada, Sun Life Centre, 150 King
                                   Street West, Toronto,  Ontario, Canada (Mr.
                                   Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                   Life)

         John D. McNeil            Chairman, Sun Life Assurance Company of
                                   Canada, Sun Life Centre, 150 King Street
                                   West, Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

         Joseph W. Dello Russo     Director of Mutual Fund Operations, The
                                   Boston Company, Exchange Place, Boston,
                                   Massachusetts (until August, 1994)


Item 29. Distributors

         (a)   Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c)   Not applicable.

Item 30. Location of Accounts and Records

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                   NAME                      ADDRESS

         Massachusetts Financial        500 Boylston Street
          Services Company              Boston, MA  02116
          (investment adviser)

         MFS Fund Distributors, Inc.    500 Boylston Street
          (principal underwriter)       Boston, MA  02116

         State Street Bank and Trust    State Street South
          Company (custodian)           5-West
                                        North Quincy, MA  02116

         MFS Service Center, Inc.       500 Boylston Street
          (transfer agent)              Boston, Mass.  02116

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a)   Not Applicable.

         (b)   Not Applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                    SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 29th day of April, 1998.

                                        MFS SERIES TRUST V


                                        By:        JAMES R. BORDEWICK, JR.
                                        Name:      James R. Bordewick, Jr.
                                        Title:     Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 1998.

             SIGNATURE                               TITLE


STEPHEN E. CAVAN*                       Principal Executive Officer
Stephen E. Cavan


W. THOMAS LONDON*                       Treasurer (Principal Financial Officer
W. Thomas London                         and Principal Accounting Officer)


RICHARD B. BAILEY*                      Trustee
Richard B. Bailey


PETER G. HARWOOD*                       Trustee
Peter G. Harwood


J. ATWOOD IVES*                         Trustee
J. Atwood Ives

LAWRENCE T. PERERA*                     Trustee
Lawrence T. Perera


WILLIAM J. POORVU*                      Trustee
William J. Poorvu


CHARLES W. SCHMIDT*                     Trustee
Charles W. Schmidt


ARNOLD D. SCOTT*                        Trustee
Arnold D. Scott


JEFFREY L. SHAMES*                      Trustee
Jeffrey L. Shames


ELAINE R. SMITH*                        Trustee
Elaine R. Smith


DAVID B. STONE*                         Trustee
David B. Stone


                                        *By:     JAMES R. BORDEWICK, JR.
                                        Name:    James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated  pursuant to
                                        (i) a  Power  of  Attorney  dated
                                        September  21,  1994, incorporated by
                                        reference  to  the Registrant's  Post-
                                        Effective Amendment No. 41 filed with
                                        the Securities and Exchange Commission
                                        via EDGAR on January 26, 1996, and (ii)
                                        a Power of Attorney dated February 19,
                                        1998, filed herewith.

                            POWER OF ATTORNEY

                           MFS Series Trust V


         The undersigned officer of MFS Series Trust V (the "Registrant") hereby severally constitutes and appoints Jeffrey L. Shames, Arnold D. Scott, W. Thomas London, and James R. Bordewick, Jr., and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for the undersigned, in the name of, and in the capacity indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         In WITNESS WHEREOF, the undersigned has hereunto set his hand on this 19th day of February, 1998.


            Signature                                  Title


         STEPHEN E. CAVAN                   Principal Executive Officer
         Stephen E. Cavan

                           INDEX TO EXHIBITS



EXHIBIT NO.              DESCRIPTION OF EXHIBIT                  PAGE NO.

    8               Custodian Agreement between the Trust and
                    State Street Bank and Trust Company, dated
                    October 1, 1997.

   17  (b)          Financial Data Schedules for MFS International
                    Opportunities Fund, MFS International
                    Strategic Growth Fund, MFS International
                    Value Fund and MFS Asia  Pacific Fund.